UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07989

Metropolitan West Funds

(Exact name of registrant as specified in charter)

11766 Wilshire Boulevard, Suite 1580

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

Metropolitan West Funds

11766 Wilshire Boulevard, Suite 1580

Los Angeles, CA 90025

(Name and address of agent for service)

Registrant’s telephone number, including area code: (310) 966-8900

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2004 (Unaudited)

Issues	Principal Amount	Value
BONDS — 84.27%
ASSET-BACKED SECURITIES — 26.12%[3]
Aames Mortgage Trust 1999-2 AF, 7.59%, 10/15/29	$52,620	$55,055
Aames Mortgage Trust 2000-2 A5F, 7.68%, 12/25/28	813,794	828,568
Aames Mortgage Trust 2002-1 A3, 6.90%, 06/25/32	107,943	113,751
ABFS Mortgage Loan Trust 2002-1 A5, 6.51%, 12/15/32	100,000	104,667
ABFS Mortgage Loan Trust 2002-2
A5, 6.41%, 07/15/33	115,000	116,255
A7, 5.22%, 07/15/33	206,825	209,216
ABFS Mortgage Loan Trust 2002-3 A, 4.26%, 09/15/33	999,455	1,006,633
ABFS Mortgage Loan Trust 2002-4 A, 4.43%, 12/15/33	614,705	616,556
Ameriquest Mortgage Securities, Inc. 2003-10 AF3, 3.23%, 12/25/33	900,000	897,094
Amortizing Residential Collateral Trust 2002-BC3 AIO (IO), 6.00%, 05/25/05[6]	116,818	2,811
ARG Funding Corp. 2003-1A A1, 2.86%, 03/20/07[4,7]	1,410,000	1,411,541
Bear Stearns Asset Backed Securities, Inc. 2000-2 M1, 8.04%, 08/25/30	2,500,000	2,636,527
Bear Stearns Asset Backed Securities, Inc. 2003-2 AIO (IO), 5.00%, 12/25/05[6]	1,327,000	60,130
Centex Home Equity 2001-B A6, 6.36%, 07/25/32	3,162,959	3,270,066
Chase Funding Mortgage Loan Asset-Backed Certificates 2001-1 2M2, 3.35%, 12/25/30[7]	728,658	731,046
Chase Funding Mortgage Loan Asset-Backed Certificates 2001-4 2M2, 3.82%, 11/25/31[7]	2,500,000	2,518,178
CIT Group Home Equity Loan Trust 1998-1 A7, 6.30%, 01/15/13	146,226	148,307
CIT Group Home Equity Loan Trust 2002-1 MV2, 3.67%, 08/25/30[7]	1,200,000	1,207,935
Conseco Finance 2000-B AF6, 7.80%, 05/15/20	18,870	19,459
Conseco Finance 2000-C B2, 4.45%, 07/15/29[7]	109,924	104,460
Conseco Finance 2000-F MF1, 8.30%, 05/15/27	365,743	370,016
Conseco Finance 2001-A
IA5, 7.06%, 03/15/32	737,695	738,377
IIB1, 10.30%, 03/15/32	1,100,000	1,166,428
IM2, 8.02%, 03/15/32	413,397	414,557
Conseco Finance 2001-C A4, 6.19%, 03/15/30	125,788	130,468
Conseco Finance 2002-C AF4, 5.97%, 06/15/32	741,604	751,778
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	502,990	513,991
Conseco Finance Securitizations Corp. 2001-3 A2, 5.16%, 05/01/33	702,735	707,280
Conseco Finance Securitizations Corp. 2001-4 A2, 09/01/33	738,981	744,278
Contimortgage Home Equity Loan Trust 1998-1 A7, 6.87%, 12/15/22	42,337	42,432
Contimortgage Home Equity Loan Trust 1999-1 A6, 6.85%, 10/25/29	25,273	26,088
Contimortgage Home Equity Loan Trust 1999-3 A6, 7.68%, 12/25/29	39,611	41,072
CS First Boston Mortgage Securities Corp. 2001-HE25 M2, 4.12%, 03/25/32[7]	1,432,000	1,434,945
CS First Boston Mortgage Securities Corp. 2001-MH29 A, 5.60%, 09/25/31	419,435	418,470
Deutsche Financial Capital Securitization LLC 1997-I A3, 6.75%, 09/15/27	594,121	610,723
Empire Funding Home Loan Owner Trust 1997-5 M1, 7.91%, 04/25/24[7]	59,115	59,597
EQCC Home Equity Loan Trust 1998-1 A5F, 6.85%, 01/15/28	115,469	115,711
EQCC Home Equity Loan Trust 1999-1 A4F, 6.13%, 07/20/28	87,056	88,470
EQCC Home Equity Loan Trust 1999-2 A4F, 6.75%, 08/25/27	2,536,163	2,586,390
Equity One ABS, Inc. 2000-1 A5, 8.02%, 02/25/32	1,005,000	1,036,676
Equity One ABS, Inc. 2003-4 AF3, 3.53%, 11/25/33	500,000	499,598
First Alliance Mortgage Loan Trust 1994-3 A1, 7.83%, 10/25/25	68,751	68,599
GE Capital Mortgage Services, Inc. 1998-HE1 A7, 6.47%, 06/25/28	29,580	29,551
GMAC Mortgage Corporation Loan Trust 1999-2 A4, 8.02%, 11/25/29	50,044	49,985
GMAC Mortgage Corporation Loan Trust 2000-CL1 B, 9.00%, 06/25/26	89,744	91,089
GMAC Mortgage Corporation Loan Trust 2003-GH1 A5, 5.60%, 07/25/34	125,000	127,988
Green Tree Financial Corp. 1994-1 A5, 7.65%, 04/15/19	27,542	29,002
Green Tree Financial Corp. 1996-8 A6, 7.60%, 10/15/27	73,805	79,549
Green Tree Financial Corp. 1998-6 A6, 6.27%, 06/01/30	188,061	193,227
Green Tree Financial Corp. 1999-1 A4, 5.76%, 11/01/18	336,607	340,512
Green Tree Financial Corp. 1999-3 A5, 6.16%, 02/01/31	529,105	543,242
Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	1,034,583	1,036,605
Green Tree Home Improvement Loan Trust 1995-F B2, 7.10%, 01/15/21	266,246	266,563
Green Tree Home Improvement Loan Trust 1997-E
HEM1, 7.28%, 01/15/29	2,022	2,027
HEM2, 7.48%, 01/15/29	150,000	150,310
Green Tree Home Improvement Loan Trust 1999-B M2, 10.54%, 07/15/26	574,808	587,143
Greenpoint Manufactured Housing 1999-3 1A4, 6.53%, 12/15/19	29,434	30,110

IMC Home Equity Loan Trust 1998-3 A8, 6.34%, 08/20/29	831,735	833,706
IMPAC Secured Assets Corp. 2001-2 A4, 7.37%, 04/25/32	21,301	21,341
IndyMac Home Equity Loan Asset-Backed Trust 2002-A M2, 3.67%, 05/25/33[7]	2,275,000	2,293,406
IndyMac Manufactured Housing Contract 1998-2 A4, 6.64%, 12/25/27	723,891	736,073
Irwin Acquisition Trust 2000-A1A M1, 8.85%, 07/25/10[4]	139,625	144,074
Irwin Home Equity 1999-3 A2, 7.69%, 10/25/09	135,546	136,483
Irwin Home Equity 2001-2 M2, 3.67%, 07/25/26[7]	20,000	20,067
Irwin Home Equity 2002-A 2A3, 6.45%, 07/25/32	443,470	447,328
Irwin Home Equity 2003-A M2, 4.57%, 10/25/27[7]	2,705,000	2,762,990
Keystone Owner Trust 1998-P1 M2, 7.93%, 05/25/25[4]	130,620	134,641
Mellon Residential Funding Corp. 2001-HEIL A4, 6.62%, 02/25/21	158,113	161,201
Mid-State Trust 6 A4, 7.79%, 07/01/35	85,824	92,723
Mortgage Lenders Network Home Equity Loan 1998-2 A1, 6.61%, 07/25/29	203,690	208,846
New South Home Equity Trust 1999-1 A4, 6.75%, 03/25/26	429,536	433,675
Oakwood Mortgage Investors, Inc. 1998-A A4, 6.20%, 05/15/28	15,322	15,816
Oakwood Mortgage Investors, Inc. 1998-B
A3, 6.20%, 01/15/15	21,425	20,822
A4, 6.35%, 03/15/17	1,072,616	1,101,168
Oakwood Mortgage Investors, Inc. 2000-D A2, 6.74%, 07/15/18	233,938	235,124
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO), 6.00%, 05/15/10[6]	122,188	22,716
Option One Mortgage Loan Trust 1999-2 A5, 6.76%, 05/25/29	200,000	199,766
Residential Asset Mortgage Products, Inc. 2000-RS1 A1, 8.00%, 03/25/30	139,846	142,433
Residential Asset Mortgage Products, Inc. 2001-RS1 AI4, 7.01%, 03/25/31	1,116,308	1,133,262
Residential Asset Mortgage Products, Inc. 2002-RS3 AI4, 6.14%, 06/25/32	347,540	348,337
Residential Asset Mortgage Products, Inc. 2002-RS5 AI5, 5.41%, 09/25/32	200,000	203,695
Residential Asset Mortgage Products, Inc. 2002-RS6 AI4, 4.66%, 02/25/31	874,593	878,501
Residential Asset Mortgage Products, Inc. 2002-RZ3
A4, 4.73%, 12/25/31	82,458	82,666
A5, 5.59%, 08/25/32	700,000	713,372
Residential Asset Mortgage Products, Inc. 2003-RS1 AI4, 4.50%, 03/25/31	1,400,000	1,405,367
Residential Asset Mortgage Products, Inc. 2003-RS2 AI3, 3.24%, 01/25/29	47,666	47,622
Residential Asset Securities Corp. 1999-KS2 AI9, 7.15%, 07/25/30	163,916	166,424
Residential Asset Securities Corp. 2002-KS1 AI4, 5.86%, 11/25/29	684,291	691,772
Residential Asset Securities Corp. 2002-KS4 AI3, 4.59%, 10/25/26	300	300
Residential Asset Securities Corp. 2002-KS8 A4, 4.58%, 11/25/30	1,600,000	1,617,087
Residential Funding Mortgage Securities I 1999-HI6 AI7, 8.10%, 09/25/29	983,782	999,406
Residential Funding Mortgage Securities I 2000-HI1 AI7, 8.29%, 02/25/25	109,192	112,415
Residential Funding Mortgage Securities I 2002-HI2 AI5, 5.98%, 11/25/15	23,751	23,743
Saxon Asset Securities Trust 1999-3 AF6, 7.53%, 06/25/14	19,768	20,049
Structured Asset Investment Loan Trust 2003-BC6 AIO (IO), 6.00%, 01/25/05[6]	524,181	3,407
Structured Asset Investment Loan Trust 2003-BC10 AIO (IO), 6.00%, 03/25/05[6]	146,499	2,060
Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33[4,6]	123,750	13,811
Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34[6]	325,862	38,036
Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33[4,6]	939,167	157,123
Terwin Mortgage Trust 2004-2SL AX (IO), 10.25%, 02/25/34[4,6]	4,675,001	605,880
Terwin Mortgage Trust 2004-6SL AX (IO), 8.00%, 06/25/34[4,6]	5,850,000	683,280
Terwin Mortgage Trust 2004-10SL AX (IO), 6.00%, 09/25/34[4,6]	20,900,000	2,047,510
The Money Store Home Equity Trust 1998-B AF8, 6.11%, 05/15/10	8,589	8,601
UCFC Home Equity Loan 1998-A A7, 6.87%, 07/15/29	560,000	565,523
UCFC Home Equity Loan 1998-D BF1, 8.97%, 04/15/30	11,950	12,640
Vanderbilt Acquisition Loan Trust 2002-1 A2, 4.77%, 10/07/18	440,519	444,732
Vanderbilt Mortgage Finance 1999-B 1A4, 6.55%, 04/07/18	50,305	51,059
Vanderbilt Mortgage Finance 1999-D IA3, 7.06%, 10/07/17	40,680	41,566
Vanderbilt Mortgage Finance 2002-C
A1F, 2.55%, 01/07/10	746,045	745,797
A2, 4.23%, 02/07/15	1,850,000	1,850,511

Total Asset-Backed Securities (Cost $58,257,009)		58,061,055

CORPORATES — 8.44%[2]
Automotive — 1.65%
Ford Motor Credit Co.,
7.50%, 03/15/05	70,000	70,601
7.60%, 08/01/05	175,000	179,109
3.38%, 09/28/07[7] (MTN)	1,600,000	1,589,646
General Motors Acceptance Corp. (MTN), 3.68%, 09/23/08[7]	1,868,000	1,822,236

		3,661,592

Capital Goods — 0.01%
Tyco International Group SA, 6.38%, 06/15/05	30,000	30,441

Communications — 0.32%
Sprint Capital Corp.,
7.90%, 03/15/05	255,000	257,772
4.78%, 08/17/06	450,000	458,803

		716,575

Electric — 2.39%
CenterPoint Energy Resources Corp., 8.13%, 07/15/05	1,215,000	1,247,165
CenterPoint Energy Term Loan, 12.75%, 11/11/05[4,7]	1,000,000	1,079,800
NRG Energy Inc., Term Loan, 4.40%, 12/24/11[4,7]	1,000,000	1,002,500
Power Contract Financing LLC, 5.20%, 02/01/06[4]	698,229	704,898
Texas Genco First Lien Term Loan B, 4.45%, 12/08/11[4,7]	1,000,000	1,014,800
Virginia Electric & Power Co., 8.25%, 03/01/25	250,000	260,480

		5,309,643

Health Care — 0.27%
HCA, Inc., 6.91%, 06/15/05	600,000	608,858

Homebuilding — 1.46%
Centex Corp., 9.75%, 06/15/05	565,000	579,546
Ryland Group, Inc., 9.75%, 09/01/10	1,250,000	1,365,625
Schuler Homes, Inc., 9.38%, 07/15/09	1,200,000	1,296,000

		3,241,171

Real Estate Investment Trust (REIT) — 0.24%
Colonial Realty LP (MTN), 8.82%, 02/07/05	530,000	532,537

Retail — 0.39%
Office Max Inc. (MTN), 7.66%, 05/27/05	840,000	863,100

Technology — 0.94%
Electronic Data Systems Corp., 7.13%, 05/15/05[4]	1,250,000	1,268,659
Ingram Micro, Inc., 9.88%, 08/15/08	750,000	819,375

		2,088,034

Transportation — 0.77%
Air 2 US A, 8.03%, 10/01/20[4]	717,664	647,215
Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	351,907	332,992
Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	771,430	730,086

		1,710,293

Total Corporates (Cost $18,739,451)		18,762,244

MORTGAGE-BACKED — 48.10%[3]
Commercial Mortgage-Backed — 0.03%
Structured Asset Securities Corp. 1995-C4 G, 8.99%, 06/25/26[7]	74,002	73,324
Non-Agency Mortgage-Backed — 22.84%
ABN Amro Mortgage Corp. 2002-1A 1A1, 5.85%, 06/25/32	100,770	101,452
Banc of America Funding Corp. 2000-1 1A12, 6.75%, 11/20/32	3,449	3,451
Banc of America Funding Corp. 2003-2 1A1, 6.50%, 06/25/32	284,730	295,051
Bank of America Mortgage Securities 2002-9 3A1, 6.00%, 10/25/17	50,186	50,464
Bank of America Mortgage Securities 2003-A 2A2, 4.57%, 02/25/33	84,574	85,503
Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2, 10/25/33	3,469,390	3,563,437
Citigroup Mortgage Loan Trust, Inc. 2003-UST1 A1, 5.50%, 12/25/18	1,490,123	1,525,513
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41, 5.19%, 02/25/34[7]	1,197,212	1,197,162
Countrywide Alternative Loan Trust 2004-J6 2A1, 6.50%, 11/25/31	2,780,167	2,871,532
Countrywide Home Loans 2003-18 A5, 10.23%, 07/25/33[6,7]	481	488
CS First Boston Mortgage Securities Corp. 2002-29 2A3, 7.00%, 10/25/32	1,000,000	1,020,116
CS First Boston Mortgage Securities Corp. 2002-AR31 4A2, 5.36%, 11/25/32[7]	200,000	198,872
DSLA Mortgage Loan Trust 2004-AR1 A2A, 2.82%, 09/19/44[7]	1,948,640	1,953,682
Fifth Third Mortgage Loan Trust 2002-FTB1 5A1, 4.97%, 11/19/32[7]	393,498	397,339
First Horizon Mortgage Pass-Through Trust 2002-AR2 2A1, 5.28%, 12/27/32[7]	462,481	469,934
First Horizon Mortgage Pass-Through Trust 2003-AR2 1A1, 4.41%, 07/25/33[7]	1,098,376	1,095,146
IndyMac INDX Mortgage Loan Trust 2004-AR8 2A2A, 2.82%, 11/25/34[7]	1,135,237	1,136,053
Mastr Adjustable Rate Mortgages Trust 2004-1 2A1, 3.58%, 01/25/34[7]	1,656,667	1,647,115

Mastr Adjustable Rate Mortgages Trust 2004-13 3A2, 3.79%, 11/21/34[7]	2,471,266	2,473,330
Mastr Adjustable Rate Mortgages Trust 2004-5 3A1, 4.57%, 06/25/34[7]	1,442,271	1,448,581
Mastr Asset Securitization Trust 2002-6 B1, 6.13%, 10/25/32	1,441,538	1,454,253
Mastr Seasoned Securities Trust 2004-1 4A1, 5.23%, 10/25/32[7]	2,135,087	2,176,701
Mastr Seasoned Securities Trust 2004-2 PT65, 6.50%, 09/25/30	2,865,000	2,953,617
Mellon Residential Funding Corp. 1998-TBC1 A3, 3.57%, 10/25/28[7]	800,819	808,698
Residential Accredit Loans, Inc. 2002-QS17 NB1, 6.00%, 11/25/32	412,829	418,315
Residential Asset Mortgage Products, Inc. 2003-SL1 A11, 7.13%, 03/25/16	3,074,010	3,227,744
Residential Asset Mortgage Products, Inc. 2004-SL1
A2, 8.50%, 11/25/31	923,411	978,997
A7, 7.00%, 11/25/31	252,937	262,544
A8, 6.50%, 11/25/31	1,629,702	1,689,180
Residential Asset Securitization Trust 2004-IP2 2A1, 5.27%, 12/25/34	3,300,000	3,350,401
Residential Funding Mortgage Securities I 2002-S19 A2, 6.00%, 12/25/32	30,046	30,101
Structured Asset Securities Corp. 1996-A A1, 8.57%, 04/25/27[7]	101,222	101,086
Structured Asset Securities Corp. 2001-15A 4A1, 6.00%, 10/25/31	81,242	85,476
Structured Asset Securities Corp. 2002-8A 6A, 6.82%, 05/25/32[7]	13,078	13,271
Terwin Mortgage Trust 2004-13AL 2PX (IO), 0.34%, 08/25/34[4,6]	22,153,692	438,643
Washington Mutual 2002-AR6 A, 2.99%, 06/25/42[7]	863,606	872,427
Washington Mutual 2002-AR10 A6, 4.82%, 10/25/32	403,769	404,708
Washington Mutual 2002-AR18 A, 4.15%, 01/25/33[7]	1,988,054	1,995,025
Washington Mutual 2003-AR1 A4, 4.13%, 03/25/33	414,022	414,359
Washington Mutual 2004-AR12 A2A, 2.57%, 10/25/44[7]	1,675,684	1,677,160
Washington Mutual 2005-AR1 A2A2, 2.65%, 06/25/29[7]	2,115,000	2,118,384
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS1 1A, 5.00%, 02/25/18	971,714	980,217
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS2 4A7, 5.50%, 02/25/33	289,369	290,139
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A, 7.00%, 12/25/33	1,029,056	1,078,499
Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1 2A, 7.00%, 03/25/34	925,808	952,142
Wells Fargo Mortgage Backed Securities Trust 2002-18 1A8, 6.00%, 12/25/32	448,618	460,113

		50,766,421

U.S. Agency Mortgage-Backed — 25.23%
Fannie Mae 1988-12 A, 6.63%, 02/25/18[7]	377,995	430,789
Fannie Mae 1992-50 F, 2.94%, 04/25/07[7]	217,013	217,872
Fannie Mae 1992-53 G, 7.00%, 04/25/07	117,500	120,660
Fannie Mae 1993-80 S, 7.90%, 05/25/23[7]	31,068	31,388
Fannie Mae 1993-210 PL, 6.50%, 04/25/23	950,000	978,569
Fannie Mae 1994-55 S, 13.69%, 12/25/23[7]	35,858	38,651
Fannie Mae 1997-23 PB, 6.63%, 01/25/22	196,501	202,068
Fannie Mae 1999-19 TD, 6.50%, 04/25/13	119,255	120,191
Fannie Mae 1999-41 PD, 6.50%, 08/25/13	60,622	61,177
Fannie Mae 2000-27 AN, 6.00%, 08/25/30	47,684	48,872
Fannie Mae 2001-42 SB, 8.50%, 09/25/31	18,241	19,510
Fannie Mae 2001-60 JZ, 6.00%, 03/25/31	583,732	593,059
Fannie Mae 2001-68 PV, 6.00%, 11/25/18	250,000	259,388
Fannie Mae 2002-9 PB, 6.00%, 11/25/14	38,283	38,351
Fannie Mae 2002-97 PD, 5.00%, 03/25/22	1,215,000	1,222,981
Fannie Mae 2003-6 UH (IO), 5.50%, 07/25/22	839,507	125,022
Fannie Mae 2003-7 PA, 4.50%, 03/25/20	3,088,228	3,100,258
Fannie Mae 2003-13 GI (IO), 5.50%, 06/25/32	626,686	21,566
Fannie Mae 2003-16 KA, 6.00%, 04/25/30	5,875	5,884
Fannie Mae 2003-37 IG (IO), 5.50%, 05/25/32	987,657	126,837
Fannie Mae 2003-85 IE (IO), 5.50%, 06/25/29	319,421	44,474
Fannie Mae 2003-124
5.25%, 03/25/31 (IO)	1,710,606	172,095
TS, 9.80%, 01/25/34[7]	459,630	501,192
Fannie Mae 2004-96 MT, 7.00%, 12/25/34[7]	753,720	751,836
Fannie Mae Pool 254190, 5.50%, 02/01/09[7]	1,377,616	1,408,215
Fannie Mae 342 2 (IO), 6.00%, 09/01/33	562,710	115,465
Fannie Mae Pool 111643, 4.30%, 09/01/20[7]	44,032	43,915
Fannie Mae Pool 190656, 6.50%, 02/01/14	785,343	830,435
Fannie Mae Pool 303683, 6.50%, 08/01/25	33,364	35,181
Fannie Mae Pool 523829, 8.00%, 11/01/19	1,056,684	1,149,299
Fannie Mae Pool 555098, 5.14%, 11/01/32[7]	702,062	712,384
Fannie Mae Pool 555177, 4.89%, 01/01/33[7]	835,947	842,648
Fannie Mae Pool 555207, 7.00%, 11/01/17	238,301	248,924
Fannie Mae Pool 567002, 8.00%, 05/01/23	358,799	389,142

Fannie Mae Pool 582521, 7.00%, 05/01/31	126,216	133,840
Fannie Mae Pool 630599, 7.00%, 05/01/32	671,759	712,324
Fannie Mae Pool 646884, 5.59%, 05/01/32[7]	68,486	70,704
Fannie Mae Pool 647903, 3.34%, 04/01/27[7]	546,347	558,826
Fannie Mae Pool 648860, 6.50%, 05/01/17	2,230,103	2,365,977
Fannie Mae Pool 655127, 7.00%, 07/01/32	302,733	321,130
Fannie Mae Pool 655133, 7.00%, 08/01/32	258,028	273,742
Fannie Mae Pool 655151, 7.00%, 08/01/32	384,340	407,365
Fannie Mae Pool 655928, 7.00%, 08/01/32	92,108	97,670
Fannie Mae Pool 762525, 6.50%, 11/01/33	317,060	332,981
Freddie Mac 1214 KA, 3.27%, 02/15/22[7]	46,995	47,493
Freddie Mac 1526 L, 6.50%, 06/15/23	93,340	98,037
Freddie Mac 1610 PM, 6.25%, 04/15/22	151,346	152,782
Freddie Mac 1625 FC, 2.86%, 12/15/08[7]	56,587	56,974
Freddie Mac 1660 HB, 6.50%, 07/15/08	657,910	660,386
Freddie Mac 1662 L, 3.85%, 01/15/09[7]	26,674	26,535
Freddie Mac 1695 EA, 7.00%, 12/15/23	45,774	46,637
Freddie Mac 1702 TJ, 7.00%, 04/15/13	342,780	362,334
Freddie Mac 2043 CJ, 6.50%, 04/15/28	209,034	219,176
Freddie Mac 2161 PG, 6.00%, 04/15/28	69,673	70,898
Freddie Mac 2419 VG, 6.50%, 12/15/12	108,796	110,889
Freddie Mac 2451 SP, 11.65%, 05/15/09[7]	21,267	23,801
Freddie Mac 2500 PE, 6.00%, 06/15/31	1,571,643	1,607,916
Freddie Mac 2527 TI (IO), 6.00%, 02/15/32	1,421,551	181,782
Freddie Mac 2535 LI (IO), 5.50%, 08/15/26	170,000	13,474
Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	1,248,657	175,362
Freddie Mac 2587 IH (IO), 5.00%, 08/15/25	2,000,000	267,387
Freddie Mac 2588 IG (IO), 5.50%, 03/15/32	1,658,265	215,949
Freddie Mac 2594 VK, 5.00%, 02/15/23	1,374,015	1,395,835
Freddie Mac 2625 IO (IO), 5.00%, 12/15/31	136,071	19,249
Freddie Mac 2631 IJ (IO), 5.00%, 10/15/26	515,000	92,637
Freddie Mac 2642 BW (IO), 5.00%, 06/15/23	133,160	23,333
Freddie Mac 2657 LX (IO), 6.00%, 05/15/18	903,966	134,785
Freddie Mac 2809 HX (IO), 6.00%, 10/15/24	1,428,716	153,098
Freddie Mac 2835 IB (IO), 5.50%, 01/15/19	928,072	96,596
Freddie Mac 2836 XZ, 5.00%, 09/15/33	2,483,406	2,476,895
Freddie Mac 2837 WZ, 5.00%, 08/15/19	1,372,661	1,371,151
Freddie Mac 2840 ZQ, 5.00%, 05/15/32	753,719	755,384
Freddie Mac 2844 AZ, 5.00%, 11/15/31	4,604,322	4,605,563
Freddie Mac 2863 ZB, 5.00%, 09/15/34	2,961,239	2,955,848
Freddie Mac 2870 HZ, 4.50%, 10/15/19	2,857,433	2,816,572
Freddie Mac 2905 JG, 7.00%, 09/15/34	1,470,200	1,540,724
Freddie Mac Gold C90237, 6.50%, 11/01/18	457,832	484,070
Freddie Mac Gold C90474, 7.00%, 08/01/21	742,248	790,650
Freddie Mac Gold D93410, 6.50%, 04/01/19	569,971	602,373
Freddie Mac Gold G10616, 5.50%, 07/01/09	631,003	649,933
Freddie Mac Gold G11454, 5.50%, 07/01/15	1,715,814	1,777,259
Freddie Mac Gold P20295, 7.00%, 10/01/29	692,288	734,394
Freddie Mac Gold P50019, 7.00%, 07/01/24	38,314	40,170
Freddie Mac Pool 390381, 3.18%, 02/01/37[7]	758,971	762,977
Freddie Mac Pool 775554, 3.99%, 10/01/18[7]	19,184	19,387
Freddie Mac Pool 865369, 5.54%, 06/01/22[7]	12,251	12,575
Government National Mortgage Association 1999-38 SP (IO), 0.25%, 05/16/26[7]	1,484,113	1,726
Government National Mortgage Association 2003-18 PI (IO), 5.50%, 10/20/26	470,000	23,479
Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	1,479,473	180,824
Government National Mortgage Association 2003-40 IW (IO), 5.50%, 07/20/29	235,000	37,337
Government National Mortgage Association 2003-58 IG (IO), 5.50%, 05/17/29	100,000	21,230
Government National Mortgage Association 2003-75 CI (IO), 5.50%, 01/20/21	543,189	44,760
Government National Mortgage Association 2003-95 SB, 11.02%, 09/17/31[7]	809,894	845,270
Government National Mortgage Association 2004-2 FW, 3.68%, 01/16/34[7]	1,782,528	1,790,018
Government National Mortgage Association 2004-42 AB, 6.00%, 03/20/32	902,000	925,778
Government National Mortgage Association Pool 80546, 3.00%, 10/20/31[7]	334,369	337,553
Government National Mortgage Association Pool 80614, 3.50%, 07/20/32[7]	509,450	516,335
Government National Mortgage Association Pool 8339, 4.63%, 12/20/23[7]	244,009	248,328
Government National Mortgage Association Pool 8684, 3.75%, 08/20/25[7]	374,083	379,756
Government National Mortgage Association Pool O30092, 5.50%, 10/01/15	415,220	426,203
Government National Mortgage Association Pool 81018, 4.00%, 08/20/34[7]	1,371,415	1,386,522

		56,097,246

Total Mortgage-Backed (Cost $106,985,904)		106,936,991

U.S. AGENCY SECURITIES — 1.61%
U.S. Agency Securities — 1.61%
Fannie Mae, 2.99%, 11/29/06	1,530,000	1,530,153
Freddie Mac, 2.91%, 06/02/09[7]	2,060,000	2,060,138

		3,590,291

Total U.S. Agency Securities (Cost $3,593,892)		3,590,291

Total Bonds (Cost $187,576,255)		187,350,581

SHORT TERM INVESTMENTS — 21.80%
Commercial Paper — 3.02%
CIT Group Inc., 2.25%[5], 02/03/05	2,180,000	2,175,701
DaimlerChrysler NA Holding Corp., 2.43%[5], 02/25/05	2,360,000	2,350,893
National World Utilities, 2.16%[5], 01/06/05	2,185,000	2,184,607

		6,711,201

Money Market RIC — 0.42%
J.P. Morgan Institutional Prime Money Market Fund	931,000	931,000

U.S. Agency Discount Notes — 18.36%
Fannie Mae,
2.00%[5], 01/12/05	1,200,000	1,199,372
2.17%[5], 01/18/05	6,000,000	5,994,713
2.17%[5], 01/19/05	6,000,000	5,994,333
2.00%[5], 01/26/05	5,000,000	4,993,084
2.18%[5], 02/09/05	1,720,000	1,715,996
2.28%[5], 02/23/05	5,000,000	4,983,671
Federal Home Loan Bank,
2.22%[5], 02/18/05	6,000,000	5,982,405
Freddie Mac,
2.20%[5], 02/15/05	4,000,000	3,989,084
2.21%[5], 02/28/05	6,000,000	5,978,204

		40,830,862

Total Short Term Investments (Cost $48,476,980)		48,473,063

Total Investments — 106.07% (Cost $236,053,235)[1]		235,823,644

Liabilities Less Cash and Other Assets — (6.07)%		(13,500,784)

Net Assets — 100.00%		$222,322,860

Notes:

[1]	Cost for Federal income tax purposes is $236,053,235 and net unrealized appreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$831,445
Gross unrealized depreciation	(1,061,036)

Net unrealized depreciation	$(229,591)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities that are restricted private placements or exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2004 was $11,354,375 representing 5.11% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
12/17/03	Bear Stearns Asset Backed Securities, Inc. 2003-2 AIO (IO), 5.00%, 12/25/05	$57,997	60,130	0.03%
06/30/03	Countrywide Home Loans 2003-18 A5, 10.23%, 07/25/33	490	488	0.00%
08/07/03	Oakwood Mortgage Investors, Inc. 2002-B AIO (IO), 6.00%, 05/15/10	20,302	22,716	0.01%
12/03/03	Structured Asset Investment Loan Trust 2003-BC6 AIO (IO), 6.00%, 01/25/05	1,875	3,407	0.00%
12/03/03	Amortizing Residential Collateral Trust 2002-BC3 AIO (IO), 6.00%, 05/25/05	2,732	2,811	0.00%
12/03/03	Structured Asset Investment Loan Trust 2003-BC10 AIO (IO), 6.00%, 03/25/05	2,121	2,060	0.00%
08/26/03	Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33	13,653	13,811	0.01%
10/07/03	Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34	29,639	38,036	0.02%
12/11/03	Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33	147,233	157,123	0.07%
02/12/04	Terwin Mortgage Trust 2004-2SL AX (IO), 10.25%, 02/25/34	567,786	605,880	0.27%
06/24/04	Terwin Mortgage Trust 2004-6SL AX (IO), 8.00%, 06/25/34	666,142	683,280	0.31%
07/16/04	Terwin Mortgage Trust 2004-13AL 2PX (IO), 0.34%, 08/25/34	415,977	438,643	0.20%
11/29/04	Terwin Mortgage Trust 2004-10SL AX (IO), 6.00%, 09/25/34	1,913,939	2,047,510	0.92%

		$3,839,886	$4,075,895	1.83%

[7]	Floating rate security. The rate disclosed is that in effect at December 31, 2004.

(IO): Interest only

(MTN): Medium term note

See accompanying notes to schedule of portfolio investments

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2004 (Unaudited)

Issues	Principal Amount	Value
BONDS — 91.67%
ASSET-BACKED SECURITIES — 30.68%[3]
Advanta Mortgage Loan Trust 1998-2 A17, 6.05%, 09/25/18	$1,227	$1,228
Aerofreighter Finance Trust A A, 7.85%, 12/15/09[4]	417,681	414,548
Aircraft Lease Portfolio Securitization Ltd. 1996-1 CX, 4.25%, 06/15/06[6,7]	948,593	80,441
ABFS Mortgage Loan Trust 2002-2 A7, 5.22%, 07/15/33	4,199,487	4,248,033
AMRESCO Residential Securities Mortgage Loan Trust 1998-2 B1F, 7.72%, 06/25/28	370,396	366,923
ARC Net Interest Margin Trust 2002-2 A, 7.75%, 05/27/32[4]	210,696	210,466
ARG Funding Corp. 2003-1A B, 4.16%, 03/20/07[4,7]	7,000,000	7,010,206
Bear Stearns Asset Backed Securities, Inc. 2000-2 M2, 8.28%, 08/25/30	5,995,000	6,460,931
Castle Trust 2003-1AW A1, 3.15%, 05/15/27[4,7]	5,039,479	5,042,024
Credit-Based Asset Servicing and Securitization 2004-CB7 AV2A, 2.60%, 10/25/34[7]	8,256,198	8,261,511
Citifinancial Mortgage Securities Inc. 2003-2 AF1, 2.52%, 05/25/33[7]	958,068	958,685
Conseco Finance 2000-B BF1, 9.44%, 02/15/31	1,840,813	1,865,260
Conseco Finance 2001-A IM2, 8.02%, 03/15/32	2,480,380	2,487,340
Conseco Finance 2001-D A5, 6.19%, 11/15/32	1,500,000	1,580,251
Conseco Finance 2002-A A4, 6.32%, 04/15/32	668,389	669,485
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	1,441,692	1,473,223
Conseco Finance Securitizations Corp. 2001-3 AIO (IO), 2.50%, 05/01/33[6]	21,375,000	1,060,072
Credit-Based Asset Servicing and Securitization LLC 2004-CB4 A2, 4.10%, 05/25/35	6,000,000	6,015,646
Delta Funding Home Equity Loan Trust 1996-2 A5, 8.01%, 10/25/27	1,294,745	1,305,503
Diversified Asset Securitization Holdings LP 1A A1, 3.16%, 12/30/34[4,7]	4,427,993	3,936,928
Empire Funding Home Loan Owner Trust 1999-1 M2, 9.00%, 05/25/30	2,667,228	2,750,390
Equity One ABS, Inc. 2002-2 AF3, 5.77%, 10/25/32	4,516,863	4,604,639
Equity One ABS, Inc. 2004-3 AF1, 2.58%, 07/25/34[7]	8,345,006	8,352,059
First Alliance Mortgage Loan Trust 1994-3 A1, 7.83%, 10/25/25	20,625	20,580
First Union Home Equity Loan Trust 1997-3 B, 7.39%, 03/25/29	197,127	133,258
First City Capital Home Equity Funding Corp. 1998-1 A4, 7.47%, 06/25/28[4]	483,263	482,642
GMAC Mortgage Corporation Loan Trust 2002-HE2 A4, 6.00%, 06/25/27	486,025	485,719
Green Tree Financial Corp. 1994-1 A5, 7.65%, 04/15/19	1,624,974	1,711,104
Green Tree Financial Corp. 1995-10
A6, 7.05%, 02/15/27	2,442,043	2,525,776
B1, 7.05%, 02/15/27	3,526,781	2,951,904
Green Tree Home Equity Loan Trust 1998-C B2, 8.06%, 07/15/29[6]	6,893,853	3,933,805
Green Tree Home Improvement Loan Trust 1997-E HEM2, 7.48%, 01/15/29	4,000,000	4,008,262
Green Tree Home Improvement Loan Trust 1998-B
HEB2, 8.49%, 11/15/29	4,965,028	4,037,169
HEM2, 7.33%, 11/15/29	3,806,894	3,815,131
Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	1,675,419	1,678,674
Irwin Acquisition Trust 2000-A1A M1, 8.85%, 07/25/10[4]	4,357,761	4,496,627
Lehman ABS Manufactured Housing Contract 2001-B
AIO2 (IO), 1.10%, 10/15/05[6]	314,000,000	2,611,224
AIOC (IO), 0.02%, 05/15/41[6,7]	509,471,437	7,940,112
Mastr Asset Backed Securities Trust 2004-WMC3 A3, 2.56%, 10/25/34	6,500,000	6,498,700
Mellon Residential Funding Corp. 2001-HEIL A4, 6.62%, 02/25/21	2,846,040	2,901,618
Metris Master Trust 2000-3 A, 2.67%, 09/21/09[7]	8,970,000	8,956,192
New Century Home Equity Loan Trust 2004-4 A3, 2.55%, 02/25/35	10,360,000	10,365,180
Newbury Funding CBO Ltd. 2000-1 A3, 5.04%, 02/15/30[4,7]	6,800,000	5,514,800
North Street Referenced Linked Notes 2000-1A C, 3.88%, 04/28/11[4,6,7]	3,500,000	1,578,500
Novastar NIM Trust 2003-N1, 7.39%, 09/26/33[4]	323,722	323,699
Oakwood Mortgage Investors, Inc. 2000-D A2, 6.74%, 07/15/18	208,301	209,357
Oakwood Mortgage Investors, Inc. 2002-B
A1, 2.63%, 05/15/13[7]	1,248,263	1,149,420
A2, 5.19%, 09/15/19	708,076	626,205
AIO (IO), 6.00%, 05/15/10[6]	17,968,750	3,340,606
Pegasus Aviation Lease Securitization 2000-1 B1, 8.08%, 03/25/30[4,6]	8,806,150	1,156,793
Residential Asset Mortgage Products, Inc. 2001-RS1 AI4, 7.01%, 03/25/31	1,310,733	1,330,641
Residential Asset Mortgage Products, Inc. 2002-RS3 AI4, 6.14%, 06/25/32	1,139,160	1,141,772
Residential Asset Mortgage Products, Inc. 2003-RS1 AI3, 3.50%, 05/25/28	27,111	27,084

Residential Asset Mortgage Products, Inc. 2004-RS11 A1, 2.56%, 02/25/26[7]	5,908,343	5,906,275
Structured Asset Investment Loan Trust 2004-1 A2, 2.62%, 02/25/34[7]	6,533,535	6,542,242
Structured Asset Receivables Trust 2003-1, 2.18%, 01/21/10[4,7]	5,574,088	5,562,940
Structured Asset Receivables Trust 2003-2, 2.03%, 01/21/09[4,7]	2,340,508	2,328,850
Structured Settlements Fund 1999-A A, 7.25%, 12/20/15[4]	1,944,663	1,999,053
Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33[4,6]	5,394,000	601,970
Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34[6]	10,132,759	1,182,746
Terwin Mortgage Trust 2004-1HE A1, 2.93%, 02/25/34[4,7]	2,758,845	2,764,881
Terwin Mortgage Trust 2004-7HE A1, 2.97%, 07/25/34[4,7]	2,812,036	2,813,842

Total Asset-Backed Securities (Cost $197,116,251)		184,811,145

CORPORATES — 27.09%[2]
Automotive — 4.67%
Ford Motor Credit Co.,
6.50%, 02/15/06	6,050,000	6,217,355
6.50%, 01/25/07	1,000,000	1,040,345
3.38%, 09/28/07[7](MTN)	6,670,000	6,626,839
General Motors Acceptance Corp.,
4.38%, 12/10/07	4,560,000	4,498,814
5.85%, 01/14/09	1,020,000	1,034,348
4.56%, 12/01/14[7](MTN)	8,848,000	8,695,522

		28,113,223

Banking — 1.53%
Citicorp Lease, 7.22%, 06/15/05[4]	3,375,107	3,436,703
Deutsche Bank Luxembourg SA, 6.83%, 12/28/07[4]	4,128,000	4,440,424
J.P. Morgan Chase & Co. (MTN), 8.55%, 07/23/13[7]	1,500,000	1,356,798

		9,233,925

Communications — 2.61%
CSC Holdings Inc., 7.25%, 07/15/08	3,775,000	4,001,500
Qwest Capital Funding, Inc., 7.75%, 08/15/06	7,250,000	7,666,875
Qwest Corp., 6.63%, 09/15/05	1,000,000	1,025,000
Sprint Capital Corp., 4.78%, 08/17/06	3,000,000	3,058,686

		15,752,061

Electric — 4.19%
Georgia Power Capital Trust VI, 4.88%, 11/01/42[7]	10,860,000	11,075,452
Pinnacle West Cap Corp., 2.96%, 11/01/05[7]	5,560,000	5,563,130
Power Contract Financing LLC, 5.20%, 02/01/06[4]	3,792,436	3,828,658
Tristate Generation & Transmission Association, 6.04%, 01/31/18[4]	4,525,000	4,783,400

		25,250,640

Finance — 1.50%
CIT Group Inc. (MTN), 5.13%, 09/30/14	88,000	88,295
FINOVA Group Inc., 7.50%, 11/15/09	3,958,060	1,959,240
Meridian Funding Co., LLC, 2.75%, 10/06/09[4,7]	7,000,000	6,995,583

		9,043,118

Health Care — 0.80%
HCA, Inc.,
6.91%, 06/15/05	2,590,000	2,628,239
7.13%, 06/01/06	2,100,000	2,180,518

		4,808,757

Insurance — 1.13%
Farmers Insurance Exchange, 6.00%, 08/01/14[4]	1,900,000	1,930,316
Odyssey Re Holdings Corp., 7.65%, 11/01/13	4,400,000	4,860,913

		6,791,229

Real Estate Investment Trust (REIT) — 4.22%
Colonial Realty LP, 7.00%, 07/14/07	4,964,000	5,274,498
Duke Realty Corp., 2.78%, 12/22/06[7]	2,917,000	2,915,121
EOP Operating LP, 3.16%, 10/01/10[7]	3,204,000	3,213,231
JDN Realty Corp., 6.95%, 08/01/07	5,000,000	5,414,255
Simon Property Group LP, 4.88%, 08/15/10	3,330,000	3,398,342
Westfield Capital Corp., 2.47%, 11/02/07[4]	5,175,000	5,175,605

		25,391,052

Secured Assets — 0.98%
Ingress I Ltd. B-A, 7.38%, 03/30/40[4]	6,000,000	5,880,936

Technology — 0.31%
Deluxe Corp., 3.50%, 10/01/07[4]	1,900,000	1,876,740

Transportation — 5.15%
Air 2 US A, 8.03%, 10/01/20[4]	8,889,703	8,017,045
American Airlines, Inc. 2001-2 A2, 7.86%, 4/01/13	1,296,000	1,340,254
Continental Airlines, Inc. 1997-4 A, 6.90%, 07/02/19	3,432,360	3,442,871
Continental Airlines, Inc. 1999-1 A, 6.55%, 08/02/20	4,140,893	4,116,488
Continental Airlines, Inc. 2001-1 A-1, 6.70%, 12/15/22	1,430,057	1,391,075
Continental Airlines, Inc. 2002-1 G2, 6.56%, 08/15/13	2,105,000	2,239,251
Delta Air Lines, Inc. 2001-1
A1, 6.62%, 09/18/12	486,608	478,353
A2, 7.11%, 03/18/13	1,430,000	1,406,068
Northwest Airlines Inc. 2001-1 A1, 7.04%, 10/01/23	2,178,772	2,190,844
United Air Lines, Inc. 1997-1 1A, 2.02%, 12/02/14[7]	7,479,486	6,382,657

		31,004,906

Total Corporates (Cost $163,487,500)		163,146,587

MORTGAGE-BACKED SECURITIES — 26.49%[3]

Commercial Mortgage-Backed — 0.88%
Beckman Coulter, Inc. 2000-A A, 7.50%, 12/15/18[4]	3,000,000	2,959,686
Structured Asset Securities Corp. 1995-C4 G, 8.99%, 06/25/26[7]	2,392,481	2,370,561

		5,330,247

Non-Agency Mortgage-Backed — 17.83%
Banco De Credito y Securitization SA 2001-1 AF, 8.00%, 05/31/10[4,6]	4,022,880	1,406,801
BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	4,214,372	1,473,766
Blackrock Capital Finance LP 1997-R2 AP, 1.15%, 12/25/35[4,7]	48,165	48,166
Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2, 6.50%, 10/25/33	187,538	192,622
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41, 5.19%, 02/25/34[7]	598,606	598,581
Commercial Mortgage Asset Trust 1999-C1 A1, 6.25%, 01/17/32	6,150,524	6,262,703
Countrywide Home Loans 2003-18 A5, 10.23%, 07/25/33[6,7]	67,402	68,253
CS First Boston Mortgage Securities Corp. 2004-C5 A2, 4.18%, 11/15/37	5,800,000	5,818,125
DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.95%, 05/25/24[6,7]	1,539,138	3,559
DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.07%, 01/25/26[4,6,7]	1,897,749	2,334
DLJ Mortgage Acceptance Corp. 1997-CF1 A1B, 7.60%, 05/15/30[4]	1,679,141	1,779,056
IndyMac INDX Mortgage Loan Trust 2004-AR7 A2, 2.85%, 09/25/34[7]	7,013,495	7,036,383
IndyMac INDX Mortgage Loan Trust 2004-AR8 2A2A, 2.82%, 11/25/34[7]	7,936,788	7,942,491
IndyMac INDX Mortgage Loan Trust 2004-AR12 A1, 2.81%, 12/25/34[7]	8,138,088	8,153,550
Mastr Adjustable Rate Mortgages Trust 2004-1 2A1, 3.58%, 01/25/34[7]	6,524,507	6,486,887
Mastr Adjustable Rate Mortgages Trust 2004-5 3A1, 4.57%, 06/25/34	7,623,435	7,656,784
Mastr Asset Securitization Trust 2002-6 B1, 6.13%, 10/25/32	8,255,208	8,328,025
Mastr Seasoned Securities Trust 2004-1 4A1, 5.23%, 10/25/32[7]	8,540,347	8,706,802
Prudential Home Mortgage Securities 1995-A 2B, 8.73%, 03/28/25	79,470	79,338
Residential Asset Mortgage Products, Inc. 2004-SL1 A7, 7.00%, 11/25/31	5,675,652	5,891,233
Residential Asset Securitization Trust 2002-A15 A3, 5.50%, 01/25/33	517,699	517,295
Ryland Acceptance Corp. IV 28 1, 11.50%, 12/25/16	115,383	118,013
SLH Mortgage Trust 1990-1 G, 9.60%, 03/25/21	14,364	14,346
Washington Mutual 2002-AR18 A, 4.15%, 01/25/33[7]	4,697,923	4,714,399
Washington Mutual 2004-AR10 A2A, 2.44%, 07/25/44[7]	8,295,908	8,280,741
Washington Mutual 2004-AR12 A4A, 2.43%, 10/25/44[7]	7,982,517	7,975,037
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS2 3A1, 5.00%, 03/25/18	7,753,231	7,816,963

		107,372,253

U.S. Agency Mortgage-Backed — 7.78%
Fannie Mae 1993-95 SB, 15.05%, 06/25/08[7]	133,665	154,281
Fannie Mae 1997-44 SB (IO), 5.04%, 06/25/08[7]	1,713,178	95,418

Fannie Mae 1997-76 FS, 2.89%, 09/17/27[7]	211,704	213,173
Fannie Mae 2001-60 JZ, 6.00%, 03/25/31	1,271,779	1,292,100
Fannie Mae 2002-65 TP, 7.00%, 03/25/31	1,842,736	1,872,010
Fannie Mae 2003-90 UD (IO), 5.50%, 10/25/26	6,731,818	1,228,816
Fannie Mae 342 2 (IO), 6.00%, 09/01/33	1,753,372	359,783
Fannie Mae Pool 555177, 4.89%, 01/01/33[7]	356,671	359,530
Fannie Mae Pool 567002, 8.00%, 05/01/23	375,886	407,674
Fannie Mae TBA,
5.00%, 01/15/20	8,690,000	8,828,501
6.50%, 01/15/35	5,190,000	5,443,013
Freddie Mac 1164 O (IO), 9.58%, 11/15/06[7]	47,675	1,004
Freddie Mac 2544 PI (IO), 5.50%, 08/15/16	4,029,981	35,202
Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	2,407,996	338,180
Freddie Mac 2603 LI (IO), 5.50%, 09/15/28	8,038,626	1,146,126
Freddie Mac 2625 (IO), 5.00%, 12/15/31	8,527,131	1,206,275
Freddie Mac Gold C46104, 6.50%, 09/01/29	131,768	138,572
Freddie Mac Gold E96701, 5.00%, 05/01/18	370,260	376,426
Freddie Mac Gold P50019, 7.00%, 07/01/24	316,003	331,309
Freddie Mac Gold TBA, 5.50%, 01/15/20	12,000,000	12,393,744
Freddie Mac Pool 390381, 3.18%, 02/01/37[7]	325,273	326,990
Freddie Mac Pool 786781, 4.34%, 08/01/29[7]	573,074	587,295
Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	6,134,400	749,757
Government National Mortgage Association 2003-40 IW (IO), 5.50%, 07/20/29	6,047,273	960,802
Government National Mortgage Association 2003-75 CI (IO), 5.50%, 01/20/21	4,507,254	371,405
Government National Mortgage Association Pool 1849, 8.50%, 08/20/24	5,309	5,806
Government National Mortgage Association Pool 2020, 8.50%, 06/20/25	19,092	20,860
Government National Mortgage Association Pool 2286, 8.50%, 09/20/26	12,157	13,274
Government National Mortgage Association Pool 2487, 8.50%, 09/20/27	56,785	61,954
Government National Mortgage Association Pool 422972, 6.50%, 07/15/29	125,384	132,192
Government National Mortgage Association Pool 80589, 4.00%, 03/20/32[7]	709,235	717,307
Government National Mortgage Association Pool 80968, 4.00%, 07/20/34[7]	6,595,708	6,668,364

		46,837,143

Total Mortgage-Backed (Cost $165,130,651)		159,539,643

U.S. AGENCY SECURITIES — 4.10%
U.S. Agency Securities — 4.10%
Fannie Mae,
3.25%, 06/28/06	5,747,000	5,747,115
2.55%, 10/27/06	7,382,000	7,362,555
2.99%, 11/29/06	5,709,000	5,709,571
Freddie Mac, 3.75%, 08/03/07	5,895,000	5,903,831

		24,723,072

Total U.S. Agency Securities (Cost $24,764,106)		24,723,072

U.S. TREASURY SECURITIES — 3.31%
U.S. Treasury Notes — 3.31%
U.S. Treasury Notes,
3.00%, 11/15/07	11,823,000	11,753,729
3.63%, 07/15/09	8,136,000	8,162,068

		19,915,797

Total U.S. Treasury Securities (Cost $19,911,402)		19,915,797

Total Bonds (Cost $570,409,911)		552,136,244

	Shares
COMMON STOCK — 1.36%
Communications — 1.36%
MCI Inc.	405,726	8,179,436

Total Common Stock (Cost $25,493,336)		8,179,436

	Principal Amount
SHORT TERM INVESTMENTS — 10.39%
Commercial Paper — 0.69%
DaimlerChrysler NA Holding Corp., 1.98%, 01/10/05	$4,170,000	4,168,110

Money Market RIC — 0.62%
J.P. Morgan Prime Money Market Fund	3,718,000	3,718,000

U.S. Agency Discount Notes — 9.08%
Fannie Mae,
1.97%[5], 01/05/05	2,000,000	1,999,769
2.22%[5], 02/16/05	10,120,000	10,091,610
2.40%[5], 03/04/05	19,800,000	19,723,612
2.39%[5], 03/09/05	7,000,000	6,986,708
Freddie Mac,
2.21%[5], 01/28/05	8,930,000	8,916,575
2.22%[5], 02/03/05	7,000,000	6,970,740

		54,689,014

Total Short Term Investments (Cost $62,572,873)		62,575,124

Total Investments — 103.42% (Cost $658,476,119)[1]		622,890,804

Liabilities Less Cash and Other Assets — (3.42)%		(20,616,163)

Net Assets — 100.00%		$602,274,641

Notes:

[1]	Cost for Federal income tax purposes is $658,476,119 and net unrealized depreciation consists of:

Unrealized Depreciation
Gross unrealized appreciation	$7,250,540
Gross unrealized depreciation	(42,835,855)

Net unrealized depreciation	$(35,585,315)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities that are restricted private placements or exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31,2004 was $100,273,988 representing 16.65% of total market value
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
08/22/01	Aircraft Lease Portfolio Securitization Ltd. 1996-1 CX, 4.25%, 06/15/06	$944,486	80,441	0.01%
01/23/01	Banco De Credito y Securitizacion SA 2001-1 AF, 8.00%, 05/31/10	3,963,948	1,406,801	0.23%
04/05/00	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11	4,064,107	1,473,766	0.24%
06/26/03	Countrywide Home Loans 2003-18 A5, 10.23%, 07/25/33	68,563	68,253	0.01%
08/17/01	Conseco Finance Securitizations Corp. 2001-3 AIO (IO), 2.50%, 05/01/33	1,032,890	1,060,072	0.18%
06/19/97	DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.95%, 05/25/24	183,287	3,559	0.00%
10/20/98	DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.07%, 01/25/26	0	2,334	0.00%
04/19/99	Green Tree Home Equity Loan Trust 1998-C B2, 8.06%, 07/15/29	6,316,927	3,933,805	0.65%
05/01/02	Lehman ABS Manufactured Housing Contract 2001-B AIO2 (IO), 1.10%, 10/15/05	2,235,728	2,611,224	0.43%
05/03/02	Lehman ABS Manufactured Housing Contract 2001-B AIOC (IO), 0.02%, 05/15/41	6,756,682	7,940,112	1.32%
03/14/02	North Street Referenced Linked Notes 2000-1A C, 3.88%, 04/28/11	3,486,815	1,578,500	0.26%
05/17/02	Oakwood Mortgage Investors, Inc. 2002-B AIO (IO), 6.00%, 05/15/10	3,349,797	3,340,606	0.55%
03/08/00	Pegasus Aviation Lease Securitization 2000-1 B1, 8.08%, 03/25/30	8,408,777	1,156,793	0.19%
08/26/03	Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33	590,559	601,970	0.10%
10/07/03	Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34	920,780	1,182,746	0.20%

		$42,323,346	$26,440,982	4.37%

[7]	Floating rate security. The rate disclosed is that in effect at December 31, 2004.

(EMTN): Euro medium term note

(IO): Interest only

(MTN): Medium term note

See accompanying notes to schedule of portfolio investments

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2004 (Unaudited)

Issues	Principal Amount	Value
BONDS — 92.65%
ASSET-BACKED SECURITIES — 19.90%[3]
ABFS Mortgage Loan Trust 2002-2 A7, 5.22%, 07/15/33	$272,967	$276,122
Ameriquest Mortgage Securities, Inc. 2002-3 S (IO), 6.00%, 08/25/32[6]	1,175,000	11,750
Bear Stearns Asset Backed Securities, Inc. 2001-A AI4, 6.82%, 02/15/31	273,978	279,824
Credit-Based Asset Servicing and Securitization LLC 2004-CB8 AF1, 3.63%, 12/25/35	675,000	674,391
Centex Home Equity 2002-D AIO (IO), 4.29%, 11/25/05[6,7]	511,791	16,495
Conseco Finance 2001-A II2, 8.81%, 03/15/32	300,000	315,855
Conseco Finance 2001-D A5, 6.19%, 11/15/32	500,000	526,750
Conseco Finance 2002-A A5, 7.05%, 04/15/32	500,000	535,680
Conseco Finance 2002-C BF2, 8.00%, 06/15/32[4]	383,917	386,758
GMAC Mortgage Corporation Loan Trust 2000-CL1 B, 9.00%, 06/25/26	315,767	320,499
Green Tree Financial Corp. 1997-6 B1, 7.17%, 01/15/29	800,000	149,045
Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	421	421
HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11[4]	152,214	155,441
JPMorgan RV Marine Trust 2004-1A A1, 3.12%, 04/15/11[4]	675,000	675,410
Keystone Owner Trust 1998-P1 M2, 7.93%, 05/25/25[4]	243,824	251,330
Metris Master Trust 2000-3 A, 2.67%, 09/21/09[7]	300,000	299,538
Metris Master Trust 2001-2 A, 2.73%, 11/20/09[7]	100,000	99,815
Oakwood Mortgage Investors, Inc. 1997-A A5, 7.13%, 05/15/27	254,673	264,395
Oakwood Mortgage Investors, Inc. 2001-D
A2, 5.26%, 01/15/19	328,653	262,810
A3, 5.90%, 09/15/22	385,325	318,708
Oakwood Mortgage Investors, Inc. 2002-B A1, 2.63%, 5/15/13[7]	138,682	127,701
Residential Asset Mortgage Products, Inc. 2002-RS5 AI5, 5.41%, 09/25/32	500,000	509,236
Residential Asset Mortgage Products, Inc. 2003-RS2 AI5, 5.49%, 03/25/33	600,000	612,928
Residential Asset Mortgage Products, Inc. 2004-RS12 AI2, 3.77%, 02/25/27	675,000	673,942
Structured Asset Receivables Trust 2003-1, 2.18%, 01/21/10[4]	497,686	496,691
Terwin Mortgage Trust 2004-1HE A1, 2.93%, 02/25/34[4,7]	218,763	219,242
UCFC Home Equity Loan 1998-D
BF1, 8.97%, 04/15/30	35,146	37,177
MF1, 6.91%, 04/15/30	500,000	513,554

Total Asset-Backed Securities (Cost $9,119,963)		9,011,508

CORPORATE BONDS — 25.10%[2]
Automotive — 4.67%
Ford Motor Credit Co.,
7.38%, 02/01/11	300,000	323,722
7.25%, 10/25/11	695,000	746,340
General Motors Acceptance Corp.,
6.88%, 09/15/11	474,000	486,399
8.00%, 11/01/31	1,000	1,031
General Motors Corp., 8.38%, 07/15/33	536,000	556,878

		2,114,370

Banking — 0.86%
Danske Bank A/S, 5.91%, 12/29/49[4,7]	120,000	127,292
Greenpoint Capital Trust I, 9.10%, 06/01/27	227,000	260,676

		387,968

Communications — 3.17%
CSC Holdings Inc.,
7.25%, 07/15/08	125,000	132,500
7.63%, 04/01/11	312,000	337,740
Qwest Corp.,
5.63%, 11/15/08	489,000	500,002
7.88%, 09/01/11[4]	175,000	190,750
Sprint Capital Corp., 4.78%, 08/17/06	270,000	275,282

		1,436,274

Electric — 3.13%
Calpine Corp., 7.82%, 07/15/07[4,7]	691,250	637,678
Power Contract Financing LLC, 5.20%, 02/01/06[4]	244,051	246,382
Southern California Edison Co., 8.00%, 02/15/07	150,000	163,427
Tristate Generation & Transmission Association, 6.04%, 01/31/18[4]	350,000	369,987

		1,417,474

Finance — 2.23%
CIT Group Inc. (MTN), 5.13%, 09/30/14	187,000	187,626
Goldman Sachs Group, LP, 5.00%, 10/01/14	250,000	250,124
Morgan Stanley, 4.00%, 01/15/10	580,000	574,058

		1,011,808

Health Care — 0.89%
HCA, Inc., 5.25%, 11/06/08	400,000	402,677

Insurance — 4.41%
Axis Capital Holdings Ltd., 5.75%, 12/01/14	320,000	321,852
Fairfax Financial Holdings Ltd., 7.75%, 04/26/12	300,000	307,500
Farmers Exchange Capital,
7.05%, 07/15/28[4]	410,000	421,172
7.20%, 07/15/48[4]	115,000	117,390
Nationwide Mutual Insurance Co., 6.60%, 04/15/34[4]	440,000	441,934
Odyssey Re Holdings Corp., 7.65%, 11/01/13	350,000	386,664

		1,996,512

Natural Gas — 0.67%
El Paso Corp., 7.00%, 05/15/11	300,000	304,875

Real Estate Investment Trust (REIT) — 1.22%
Prime Property Funding, 5.60%, 06/15/11[4]	206,000	214,077
Simon Property Group LP, 4.88%, 08/15/10	330,000	336,773

		550,850

Transportation — 3.85%
Air 2 US A, 8.03%, 10/01/20[4]	671,016	605,145
American Airlines, Inc. 1999-1 A2, 7.02%, 04/15/11	110,000	113,410
American Airlines, Inc. 2001-2 A2, 7.86%, 04/01/13	20,000	20,683
Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	15,390	14,907
Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	91,496	86,578
Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	233,161	220,665
Continental Airlines, Inc. 2000-1 A1, 8.05%, 05/01/22	252,627	256,046
Continental Airlines, Inc. 2001-1 A1, 6.70%, 12/15/22	80,657	78,459
Delta Air Lines, Inc. 2000-1 A1, 7.38%, 11/18/11	134,052	132,502
Delta Air Lines, Inc. 2001-1 A2, 7.11%, 03/18/13	10,000	9,833
Northwest Airlines Inc. 2001-1 A1, 7.04%, 10/01/23	160,587	161,477
United Air Lines, Inc. 2000-2
A1, 7.03%, 04/01/12	31,361	28,382
A2, 7.19%, 10/01/12	19,632	17,865

		1,745,952

Total Corporates (Cost $10,949,589)		11,368,760

MORTGAGE-BACKED — 31.12%[3]
Non-Agency Mortgage-Backed — 17.09%
ABN Amro Mortgage Corp. 2002-1A 1A1, 5.85%, 06/25/32	53,349	53,710
Bank Of America Mortgage Securities 2003-1 2A4, 5.00%, 02/25/18	418,939	423,391
First Horizon Mortgage Pass-Through Trust 2002-7 2A2, 5.25%, 12/25/17	654,589	660,505
First Union Commercial Mortgage Trust 1999-C1 A2, 6.07, 10/15/35	625,000	669,161
IndyMac INDX Mortgage Loan Trust 2004-AR7 A2, 2.85%, 09/25/34[7]	617,540	619,556
IndyMac INDX Mortgage Loan Trust 2004-AR8 2A2A, 2.82%, 11/25/34[7]	607,105	607,541
Mastr Seasoned Securities Trust 2004-2 PT65, 6.50%, 09/25/30	650,000	670,105
Residential Asset Mortgage Products, Inc. 2003-SL1 A41, 8.00%, 04/25/31	378,848	391,112
Residential Asset Mortgage Products, Inc. 2004-SL1 A7, 7.00%, 11/25/31	416,420	432,237
Residential Asset Securitization Trust 2004-IP2 2A1, 5.27%, 12/25/34	650,000	659,928
Washington Mutual 2002-AR18 A, 4.15%, 01/25/33[7]	267,928	268,868
Washington Mutual 2004-AR10 A2A, 2.44%, 07/25/44[7]	648,416	647,230
Washington Mutual 2004-AR12 A4A, 2.43%, 10/25/44[7]	602,362	601,797
Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1 2A, 7.00%, 03/25/34	390,575	401,685
Wells Fargo Mortgage Backed Securities Trust 2004-I 1A1, 3.39%, 07/25/34[7]	633,313	631,951

		7,738,777

U.S. Agency Mortgage-Backed — 14.03%
Fannie Mae 1993-225 SG, 17.20%, 12/25/13[7]	366,128	426,873
Fannie Mae 1993-80 S, 7.90%, 05/25/23[7]	97,087	98,087

Fannie Mae 1994-55 S, 13.69%, 12/25/23[7]	143,434	154,604
Fannie Mae 2002-85 MI (IO), 5.50%, 01/25/22	225,472	5,085
Fannie Mae 2003-13 GI (IO), 5.50%, 06/25/32	589,822	20,297
Fannie Mae 2003-53 IA (IO), 5.50%, 10/25/28	570,415	68,184
Fannie Mae 342 2 (IO), 6.00%, 09/01/33	339,801	69,725
Fannie Mae Pool 253974, 7.00%, 08/01/31	177,232	187,683
Fannie Mae Pool 527247, 7.00%, 09/01/26	506	540
Fannie Mae Pool 545646, 7.00%, 09/01/26	334	356
Fannie Mae Pool 549740, 6.50%, 10/01/27	213,493	225,121
Fannie Mae Pool 725232, 5.00%, 03/01/34	374,021	371,944
Fannie Mae Pool 764388, 4.98%, 03/01/34[7]	697,374	702,798
Fannie Mae TBA,
5.00%, 01/15/20	1,120,000	1,137,851
5.00%, 01/15/35	1,029,000	1,020,961
6.50%, 01/15/35	188,000	197,165
Freddie Mac 1602 SN, 10.09%, 10/15/23[7]	14,590	15,230
Freddie Mac 2451 SP, 11.65%, 05/15/09[7]	153,121	171,368
Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	561,896	78,913
Freddie Mac 2571 MI (IO), 5.50%, 10/15/23	328,224	12,869
Freddie Mac 2845 PI, 5.50%, 02/15/32	440,029	49,637
Freddie Mac Gold G01673, 5.50%, 04/01/34	142,078	144,471
Freddie Mac Gold P50019, 7.00%, 07/01/24	64,222	67,333
Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	692,826	84,678
Government National Mortgage Association 2004-8 SE, 9.47%, 11/26/23[7]	450,000	458,538
Government National Mortgage Association 2004-34 I (IO), 5.50%, 12/20/31	440,000	62,986
Government National Mortgage Association Pool 80968, 4.00%, 07/20/34	516,186	521,872

		6,355,169

Total Mortgage-Backed (Cost $14,063,433)		14,093,946

U.S. AGENCY SECURITIES — 5.02%
U.S. Agency Securities — 5.02%
Fannie Mae,
3.25%, 06/28/06	440,000	440,009
2.99%, 11/29/06	360,000	360,036
7.13%, 03/15/07	319,000	344,781
Federal Home Loan Bank, 2.88%, 05/22/06	690,000	688,027
Freddie Mac, 3.75%, 08/03/07	440,000	440,659

		2,273,512

Total U.S. Agency Securities (Cost $2,275,865)		2,273,512

U.S. TREASURY SECURITIES — 11.51%
U.S. Inflation Index Notes — 2.60%
U.S. Treasury Notes, 2.00%, 07/15/14	1,127,000	1,177,953

U.S. Treasury Bonds — 3.55%
U.S. Treasury Bonds,
8.75%, 05/15/17	922,000	1,292,205
8.13%, 08/15/19	232,000	316,734

		1,608,939

U.S. Treasury Notes — 5.36%
U.S. Treasury Notes,
1.63%, 02/28/06	638,000	629,552
2.25%, 04/30/06	217,000	215,271
4.25%, 08/15/13	1,569,000	1,581,872

		2,426,695

Total U.S. Treasury Securities (Cost $5,188,644)		5,213,587

Total Bonds (Cost $41,597,494)		41,961,313

SHORT TERM INVESTMENTS — 14.76%
Commercial Paper — 3.24%
DaimlerChrysler NA Holding Corp., 1.98%[5], 01/10/05	420,000	419,810
General Electric Capital Corp., 2.34%[5], 02/11/05	1,050,000	1,047,217

		1,467,027

Money Market RIC — 1.02%
J.P. Morgan Institutional Prime Money Market Fund	462,000	462,000

U.S. Agency Discount Notes — 10.50%
Fannie Mae,
2.16%[5], 01/18/05	125,000	124,890

2.29%[5], 02/23/05	500,000	498,367
2.28%[5], 02/23/05	1,000,000	996,734
2.39%[5], 03/09/05	400,000	398,328
2.40%[5], 03/04/05	450,000	448,264
2.43%[5], 03/16/05	1,500,000	1,493,055
Freddie Mac,
2.21%[5], 01/28/05	300,000	299,549
2.22%[5], 02/03/05	500,000	499,050

		4,758,237

Total Short Term Investments (Cost $6,687,065)		6,687,264

Total Investments — 107.41% (Cost $48,284,558)[1]		48,648,577

Liabilities Less Cash and Other Assets — (7.41)%		(3,356,187)

Net Asets — 100.00%		$45,292,390

Notes:

[1]	Cost for Federal income tax purposes is $48,284,558 and net unrealized appreciation consists of:

Unrealized Appreciation
Gross unrealized appreciation	$691,880
Gross unrealized depreciation	(327,861)

Net unrealized appreciation	$364,019

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2004 was $5,556,679 representing 12.27% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
08/13/02	Ameriquest Mortgage Securities, Inc. 2002-3 S (IO), 6.00%, 08/25/32	$10,361	$11,750	0.03%
02/01/03	Centex Home Equity 2002-D AIO (IO), 4.47%, 11/25/05	19,119	16,495	0.03%

		$29,480	$28,245	0.06%

[7]	Floating rate security. The rate disclosed is that in effect at December 31, 2004.

(IO): Interest only

(MTN): Medium term note

See accompanying notes to schedule of portfolio investments

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2004 (Unaudited)

Issues	Principal Amount	Value
BONDS — 95.55%
ASSET-BACKED SECURITIES — 26.67%[3]
ABFS Mortgage Loan Trust 2002-1 A5, 6.51%, 12/15/32	$9,891,000	$10,352,660
ABFS Mortgage Loan Trust 2002-2 AIO (IO), 10.00%, 06/15/33[6]	10,533,333	1,243
AMRESCO Residential Securities Mortgage 1998-2 B1F, 7.72%, 06/25/28	493,861	489,231
BankAmerica Manufactured Housing Contract Trust V 1998-2 B1, 7.93%,12/10/25[6]	3,000,000	2,009,400
Centex Home Equity 2002-D AIO (IO), 4.29%, 11/25/05[6,7]	12,444,359	401,082
Conseco Finance 2000-B MF1, 8.14%, 02/15/31	3,916,623	4,141,711
Conseco Finance 2001-A,
IA5, 7.06%, 03/15/32	2,242,591	2,244,666
IIA3, 7.20%, 03/15/32	339,983	341,284
IM2, 8.02%, 03/15/32	3,307,173	3,316,453
Conseco Finance 2001-C,
A4, 6.19%, 03/15/30	2,358,530	2,446,279
A5, 6.79%, 08/15/33	7,848,000	8,481,931
Conseco Finance 2002-C AF4, 5.97%, 06/15/32	2,791,920	2,830,224
Conseco Finance Securitizations Corp. 2000-4 A5, 7.97%, 05/01/32	6,500,000	5,355,906
Countrywide Asset-Backed Certificates 2004-12 2AV1, 2.57%, 01/25/24[7]	18,098,230	18,099,587
Credit-Based Asset Servicing and Securitization LLC, 2004-CB4, 4.10%, 05/25/35	3,325,000	3,333,671
Diversified Asset Securitization Holding 1A A1, 2.61%, 12/30/34[7]	9,877,830	8,782,379
Duke Funding I, Ltd. 1A B1, 8.27%, 11/10/35[4]	17,000,000	17,074,375
Embarcadero Aircraft Securitization Trust 2000-A A1, 2.88%, 08/15/25[4,7]	1,700,000	883,660
Empire Funding Home Loan Owner Trust 1997-4 A5, 8.16%, 01/25/24	3,711,814	3,764,270
Empire Funding Home Loan Owner Trust 1999-1 M2, 9.00%, 05/25/30	303,094	312,544
First Union Home Equity Loan Trust 1997-3 B, 7.39%, 03/25/29	453,393	306,493
FMAC Loan Receivables Trust 1998-A A3, 6.69%, 09/15/20[4]	9,026,770	6,243,284
FMAC Loan Receivables Trust 1998-BA A2, 6.74%, 11/15/20[4]	21,412,351	15,035,676
FMAC Loan Receivables Trust 1998-CA A2, 6.66%, 01/15/12[4]	5,193,597	4,561,921
Green Tree Financial Corp. 1995-10 B1, 7.05%, 02/15/27	806,780	675,272
Green Tree Home Equity Loan Trust 1998-C B2, 8.06%, 07/15/29[6]	4,185,554	2,388,382
Green Tree Home Improvement Loan Trust 1997-E HEB2, 7.77%, 01/15/29	2,000,000	1,393,350
Green Tree Home Improvement Loan Trust 1998-B,
HEB2, 8.49%, 11/15/29	2,979,017	2,422,301
HEM2, 7.33%, 11/15/29	2,819,922	2,826,023
Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	2,175,950	2,180,178
Home Equity Mortgage Trust 2004-3 A1, 2.68%, 10/25/34[7]	11,560,991	11,564,610
HPSC Equipment Receivables LLC. 2000-1A F, 12.91%, 12/22/08[4]	1,175,801	1,186,031
IMPAC Secured Assets Corp. 2001-2 A4, 7.37%, 04/25/32	6,656	6,669
Irwin Home Equity 1999-3 A2, 7.69%, 10/25/09	90,364	90,989
Keystone Owner Trust 1998-P2 A5, 7.40%, 01/25/29[4]	4,641,010	4,634,720
Mastr Asset Back Securities Trust 2004-WMC3 A3, 2.56%, 10/25/34	16,000,000	15,996,800
Metris Master Trust 2000-1 A, 2.71%, 08/20/08[4,7]	17,275,000	17,287,144
Metris Master Trust 2000-3 A, 2.67%, 09/21/09[7]	15,135,000	15,111,701
Newbury Funding CBO Ltd. (IO), 17.63%, 02/15/06[4,6]	6,000,000	283,800
Newbury Funding CBO Ltd. 2000-1 A3, 5.04%, 02/15/30[4,7]	12,750,000	10,340,250
North Street Referenced Linked Notes 2000-1A,
C, 3.88%, 04/28/11[4,6,7]	5,500,000	2,480,500
D1, 4.73%, 04/28/11[4,6,7]	9,000,000	2,600,100
Novastar NIM Trust 2003-N1, 7.39%, 09/28/33[4]	161,861	161,849
Oakwood Mortgage Investors, Inc. 2000-A M1, 8.30%, 04/15/30	7,500,000	1,354,688
Oakwood Mortgage Investors, Inc. 2001-D,
A3, 5.90%, 09/15/22	558,721	462,127
A4, 6.93%, 09/15/31	2,176,000	1,759,500
Oakwood Mortgage Investors, Inc. 2002-B A2, 5.19%, 09/15/19	2,071,122	1,831,648
Pamco CLO 1998-1A B2, 3.51%, 05/01/10[4,7]	5,250,000	4,103,400
Pegasus Aviation Lease Securitization 2000-1 C1, 7.83%, 03/25/30	3,913,845	18,004
Provident Bank Home Equity Loan Trust 1997-4 A3, 6.91%, 01/25/29	546,182	559,461

Prudential Structured Finance CBO 1A B2, 13.13%, 11/15/35[4]	2,500,000	1,291,792
Prudential Structured Finance CBO 2000-1, 20.00%, 10/15/35	2,903,461	1,463,977
Residential Asset Mortgage Products, Inc. 2000-RS1 A1, 8.00%, 03/25/30	162,612	165,619
Residential Asset Mortgage Products, Inc. 2000-RZ1 A3, 8.27%, 10/25/29	1,446,701	1,476,103
Residential Asset Mortgage Products, Inc. 2002-RS5 AI5, 5.41%, 09/25/32	9,539,000	9,715,212
Residential Asset Mortgage Products, Inc. 2002-RZ1 A5, 6.60%, 03/25/32	11,452,722	11,794,702
Residential Asset Mortgage Products, Inc. 2003-RS11 AI6A, 5.98%, 12/25/33	300,000	313,217
Residential Asset Mortgage Products, Inc. 2004-RS11 A1, 2.32%, 02/25/26[7]	12,328,742	12,324,427
Residential Funding Mortgage Securities I 1999-HI6 AI7, 8.10%, 09/25/29	3,110,486	3,159,886
Residential Funding Mortgage Securities I 2000-HI1 A17, 8.29%, 02/25/25	1,819,863	1,873,588
Signature 1 CBO, 7.33%, 10/15/09[7]	2,000,000	1,922,400
Signature 5 Ltd. 5A B2, 8.41%, 10/27/12[4]	3,000,000	2,796,561
Structured Asset Receivables Trust 2003-1, 1.64%, 01/21/10[4,7]	13,665,474	13,638,143
Structured Asset Receivables Trust 2003-2, 1.55%, 01/21/09[4,7]	6,251,029	6,219,892
Terwin Mortgage Trust 2004-1HE A1, 2.93%, 02/25/34[4,7]	6,076,750	6,090,046
Terwin Mortgage Trust 2004-7HE A1, 2.97%, 07/25/34[4,7]	6,588,198	6,592,431
Terwin Mortgage Trust 2004-9HE A2, 2.58%, 09/25/34[4,7]	21,922,986	21,931,493
Triton CBO III, Ltd. 1A B, 8.53%, 04/17/11[6]	11,967,893	3,601,594
Van Kampen CLO II Ltd. 2A A2, 3.06%, 07/15/08[4,6,7]	11,394,503	8,366,061
Vanderbilt Acquisition Loan Trust 2002-1 A4, 6.57%, 05/07/27	5,280,000	5,600,803

Total Asset-Backed Securities (Cost $375,168,780)		344,867,374

CORPORATES — 31.07%[2]
Automotive — 4.86%
Ford Motor Co.,
7.45%, 07/16/31	8,272,000	8,343,511
7.70%, 05/15/97	150,000	145,355
Ford Motor Credit Co.,
7.25%, 10/25/11	21,014,000	22,566,325
7.38%, 02/01/11	298,000	321,564
General Motors Acceptance Corp.,
6.88%, 09/15/11	496,000	508,974
8.00%, 11/01/31	7,000	7,215
General Motors Corp.,
2.92%[5], 03/15/36	8,180,000	3,405,931
8.38%, 07/15/33	26,554,000	27,588,331

		62,887,206

Banking — 0.87%
Bank One Corp., 9.88%, 03/01/19	200,000	263,144
BT Institutional Capital Trust Bank, 7.75%, 12/01/26[4]	500,000	553,720
Crestar Capital Trust I, 8.16%, 12/15/26	1,500,000	1,675,578
First Chicago NBD Institution Capital A, 7.95%, 12/01/26[4]	5,229,000	5,688,556
J.P. Morgan Chase & Co., 8.55%, 07/23/13[7]	2,500,000	2,261,330
NationsBank Capital Trust III, 2.62%, 01/15/27[7]	260,000	250,270
Wachovia Bank NA, 7.70%, 08/10/10[7]	500,000	512,045

		11,204,643

Communications — 2.28%
Qwest Capital Funding, Inc.,
7.75%, 08/15/06	21,670,000	22,916,025
6.38%, 07/15/08	6,000,000	5,940,000
Sprint Capital Corp., 4.78%, 08/17/06	325,000	331,358
Verizon North Inc., 5.63%, 01/01/21[4]	250,000	247,563

		29,434,946

Electric — 4.24%
Calpine CCFC I Term Loan, 7.50%, 08/26/09[4]	7,727,074	8,343,695
Calpine Corp., 7.82%, 07/15/07[4,7]	14,199,263	13,098,820
Calpine Generating Co., 7.76%, 04/01/10[7]	11,200,000	11,004,000
Centerpoint Energy Term Loan, 12.75%, 11/11/05[4]	10,500,000	11,337,900
East Coast Power LLC, 7.07%, 03/31/12	1,304,424	1,399,333
El Paso Electric Co., 9.40%, 05/01/11	1,300,000	1,435,548
GWF Energy LLC, 6.13%, 12/30/11[4]	6,206,995	6,208,056
Indianapolis Power & Light Co., 8.00%, 10/15/06	964,000	1,032,618

Potomac Electric Power Co., 5.88%, 10/15/08	125,000	132,584
Public Service Electric & Gas Co., 6.75%, 03/01/06	250,000	260,556
Southern California Edison Co., 8.00%, 02/15/07	500,000	544,757

		54,797,867

Finance — 1.20%
Capital One Bank, 6.50%, 06/13/13	3,069,000	3,358,959
CIT Group Inc., 5.13%, 09/30/14	4,850,000	4,866,248
FINOVA Group Inc., 7.50%, 11/15/09	14,663,510	7,258,437

		15,483,644

Health Care — 0.51%
HCA, Inc., 5.25%, 11/06/08	6,600,000	6,644,167

Homebuilding — 0.43%
KB Home, 5.88%, 01/15/15	5,650,000	5,621,750

Insurance — 4.89%
Arch Capital Group Ltd., 7.35%, 05/01/34	6,000,000	6,416,946
Corp-Backed Trust Certs (IO), 1.25%, 10/15/29[6]	60,000,000	8,198,340
Fairfax Financial Holdings Ltd., 7.75%, 04/26/12	6,615,000	6,780,375
Farmers Exchange Capital,
7.05%, 07/15/28[4]	3,926,000	4,032,976
7.20%, 07/15/48[4]	1,392,000	1,420,933
Farmers Insurance Exchange, 8.63%, 05/01/24[4]	11,970,000	14,155,100
Nationwide Mutual Insurance Co., 6.60%, 04/15/34[4]	12,706,000	12,761,843
Odyssey Re Holdings Corp., 7.65%, 11/01/13	4,200,000	4,639,963
TIG Holdings, Inc., 8.60%, 01/15/27[4]	5,440,000	4,800,800

		63,207,276

Real Estate Investment Trust (REIT) — 1.16%
Equity One, Inc., 3.88%, 04/15/09	270,000	262,269
Highwoods Realty LP, 7.50%, 04/15/18	10,934,000	11,751,284
Prime Property Funding, 5.60%, 06/15/11[4]	118,000	122,626
United Dominion Realty Trust, Inc. (MTN), 7.73%, 04/05/05	2,800,000	2,833,757

		14,969,936

Secured Assets — 1.80%
Century Funding Ltd. 1A C, 10.00%, 02/15/11[4,6]	2,693,927	165,423
Ingress I Ltd.,
B-A, 7.38%, 03/30/40[4]	16,595,000	16,265,689
C-A, 8.01%, 03/30/40[4]	12,178,556	6,765,188

		23,196,300

Transportation — 8.83%
Air 2 US,
A, 8.03%, 10/01/20[4]	24,427,841	22,029,882
B, 8.63%, 10/01/20[4,6]	11,736,637	7,168,914
American Airlines, Inc. 1994 A4, 9.78%, 11/26/11	5,827,336	4,638,122
American Airlines, Inc. 1999-1 A2, 7.02%, 04/15/11	7,720,000	7,959,320
American Airlines, Inc. 2001-1 A2, 6.82%, 11/23/12	9,208,000	8,703,962
American Airlines, Inc. 2001-2 A2, 7.86%, 04/01/13	3,120,000	3,226,537
Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	1,500,963	1,453,823
Continental Airlines, Inc. 1997-4 A, 6.90%, 07/02/19	1,895,853	1,901,658
Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	1,099,188	1,040,279
Continental Airlines, Inc. 1999-1 A, 6.55%, 08/02/20	484,832	481,975
Continental Airlines, Inc. 1999-2 A1, 7.26%, 09/15/21	11,061,596	11,326,254
Continental Airlines, Inc. 2000-1,
A1, 8.05%, 05/01/22	3,199,943	3,243,254
A2, 7.92%, 11/01/11	2,000,000	2,010,870
Continental Airlines, Inc. 2000-2 A2, 7.49%, 04/02/12	2,000,000	2,008,294
Continental Airlines, Inc. 2001-1 A1, 6.70%, 12/15/22	1,613,149	1,569,177

Delta Air Lines, Inc. 2000-1,
A1, 7.38%, 11/18/11	5,618,597	5,553,654
A2, 7.57%, 05/18/12	4,575,000	4,515,659
Delta Air Lines, Inc. 2001-1 A2, 7.11%, 03/18/13	1,530,000	1,504,394
Northwest Airlines Corp. 1999-2 A, 7.58%, 09/01/20	59,776	61,790
Northwest Airlines Inc. 2001-1 A1, 7.04%, 10/01/23	60,763	61,099
United Air Lines, Inc., 2.02%, 12/02/14[4,7]	3,590,154	3,063,675
United Air Lines, Inc. 1997-1 1A, 2.02%, 12/02/14[7]	13,837,049	11,807,915
United Air Lines, Inc. 2000-2 A1, 7.03%, 04/01/12	7,840	7,095
United Air Lines, Inc. 2001-1 A1, 6.07%, 09/01/14	9,759,880	8,882,869

		114,220,471

Total Corporates (Cost $395,692,858)		401,668,206

MORTGAGE-BACKED — 18.69%[3]
Commercial Mortgage-Backed — 3.50%
Beckman Coulter, Inc. 2000-A A, 7.50%, 12/15/18[4]	22,250,000	21,951,004
GMAC Commercial Mortgage Securities Inc. 1998-C2 X (IO), 0.57%, 05/15/35[6,7]	250,500,041	5,989,180
LB-UBS Commercial Mortgage Trust 2000-C4 A2, 7.37 08/15/26	15,155,000	17,325,369

		45,265,553

Non-Agency Mortgage-Backed — 4.61%
ABN Amro Mortgage Corp. 2002-1A 1A1, 5.85%, 06/25/32	94,842	95,484
Banco De Credito Y Securitizacion 2001-1 AF, 8.00%, 05/31/10[4,6]	4,597,577	1,607,773
Bank Of America Mortgage Securities 2003-1 2A4, 5.00%, 02/25/18	301,636	304,841
Bear Stearns Structured Products, Inc. 1999-1 D, 6.44%, 11/30/13[4]	22	21
BHN Mortgage Fund 1997-2,
A1, 3.70%, 05/31/17[4,6,7,8]	3,527,368	1,101,244
A2, 7.54%, 05/31/17[4,6,8]	6,460,716	2,017,036
BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	2,809,581	982,511
Blackrock Capital Finance LP 1997-R2 AP, 1.15%, 12/25/35[4,7]	12,041	12,041
Citigroup Mortgage Loan Trust, Inc. 2004-RR2 A2, 4.77%, 05/25/34[4]	19,094,440	18,525,693
Countrywide Alternative Loan Trust 1999-2 B2, 7.50%, 01/25/29	3,474,245	3,596,201
Countrywide Home Loans 2003-18 A5, 10.24%, 07/25/33[6,7]	144,649	143,996
DLJ Mortgage Acceptance Corp. 1992-Q7 A2, 5.48%, 09/25/22[7]	26,067	26,060
DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.95%, 05/25/24[6,7]	247,718	573
DLJ Mortgage Acceptance Corp. 1994-QE1 S (IO), 3.80%, 04/25/24[4,6,7]	864,191	1,063
DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.57%, 06/25/244,6,	204,904	252
DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 3.01%, 11/25/25[6,7]	1,502,716	1,848
DLJMortgage Acceptance Corp. 1996-QA S (IO), 3.07%, 01/25/26[4,6,7]	1,646,811	2,026
IMPAC Secured Assets Corp. 1999-2 A9 (IO), 9.00%, 01/25/30[6]	403,961	3,131
IndyMac INDX Mortgage Loan Trust 2004-AR5 2A1B, 2.82%, 08/25/34[7]	377,601	378,497
J.P. Morgan Mortgage Trust 2003-A2 2A3, 4.71%, 11/25/33[7]	305,000	299,066
J.P. Morgan Mortgage Trust 2004-A5 4A4, 4.93%, 12/25/34	400,000	398,249
Magnus Funding Ltd., 1A B, 3.99%, 06/15/11[4,6,7]	4,477,846	410,171
Magnus Funding Ltd., 1A C, 10.28%, 06/15/11[4,6]	7,336,289	859,718
Mastr Seasoned Securities Trust 2004-1 4A1, 5.23%, 10/25/32[7]	392,856	400,513
Mastr Seasoned Securities Trust 2004-2 PT65, 6.50%, 09/25/30	19,000,000	19,587,689
Morgan Stanley Dean Witter Capital I 2000-LIFE A2, 7.57%, 11/15/36	5,840,000	6,688,628
Ocwen Residential MBS Corp. 1998-R2 AP, 6.34%, 11/25/34,[4,7]	149,850	152,068
Residential Accredit Loans, Inc. 1998-QS16 B1, 6.50%, 11/25/13	214,789	213,867
Residential Asset Mortgage Products, Inc. 2004-Sl1 A8, 6.50%, 11/25/31	289,725	300,299
Ryland Mortgage Securities Corp. 1994-5 M3, 3.80%, 10/25/23[7]	590,572	529,499
Structured Asset Securities Corp. 1997-2 2A4, 7.25%, 03/28/30	146,688	147,262
Structured Asset Securities Corp. 2001-15A 4A1, 6.00%, 10/25/31	8,602	9,050
Structured Asset Securities Corp. 2002-8A 6A, 6.82%, 05/25/32[7]	9,552	9,692
Structured Mortgage Asset Residential Trust 1991-7 I (IO), 8.50%, 12/25/22[6]	15,580	3,269
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS2 3A1, 5.00%, 03/25/18	344,859	347,693
Wells Fargo Mortgage Backed Securities Trust 2004-G A3, 4.79%, 06/25/34	445,000	433,826

		59,590,850

U.S. Agency Mortgage-Backed — 10.58%
Collateralized Mortgage Obligation Trust 57 D, 9.90%, 02/01/19	15,717	15,888
Fannie Mae 1989-27 Y, 6.90%, 06/25/19	4,219	4,393
Fannie Mae 1989-69 G, 7.60%, 10/25/19	2,615	2,797
Fannie Mae 1992-83 Z, 7.00%, 06/25/22	129,523	134,188
Fannie Mae 1992-123 Z, 7.50%, 07/25/22	15,781	16,872
Fannie Mae 1993-29 PK, 7.00%, 03/25/23	202,000	216,462
Fannie Mae 1993-132 D (PO), 6.42%[5], 10/25/22	875,953	779,677
Fannie Mae 1993-199 SD (IO), 0.88%, 10/25/23	2,746,270	67,986
Fannie Mae 1994-55 H, 7.00%, 03/25/24	130,000	139,987
Fannie Mae 1997-34 SA, 10.86% 10/25/23	77,982	107,758
Fannie Mae 1997-44 SB (IO), 5.04%, 06/25/08[7]	599,612	33,396
Fannie Mae 2002-65 TP, 7.00%, 03/25/31	23,034	23,400
Fannie Mae 2003-52 SV, 12.70%, 05/25/31[7]	7,188,235	7,826,475
Fannie Mae 2003-53 IA (IO), 5.50%, 10/25/28	17,121,286	2,046,578
Fannie Mae 2003-91 IQ (IO), 5.50%, 06/25/26	20,133,933	2,019,464
Fannie Mae 342 2 (IO), 6.00%, 09/01/33	4,229,840	867,941
Fannie Mae G92-36 Z, 7.00%, 07/25/22	2,909	3,079
Fannie Mae Pool 233672, 4.56%, 09/01/23	37,236	38,303
Fannie Mae Pool 254232, 6.50%, 03/01/22	191,650	202,299
Fannie Mae Pool 308798, 3.53%, 04/01/25	21,706	22,634
Fannie Mae Pool 312155, 3.30%, 03/01/25	40,436	41,562
Fannie Mae Pool 545191, 7.00%, 09/01/31	147,296	155,971
Fannie Mae Pool 633698, 7.50%, 02/01/31	30,676	32,905
Fannie Mae Pool 655928, 7.00%, 08/01/32	290,866	308,431
Fannie Mae Pool 725232, 5.00%, 03/01/34	14,798,206	14,716,023
Fannie Mae Pool 765387, 6.00%, 08/01/34	327,954	339,389
Fannie Mae TBA,
5.00%, 01/15/20	36,900,000	37,488,112
5.00%, 01/15/35	33,060,000	32,801,735
6.50%, 01/15/35	6,839,000	7,172,401
Freddie Mac 1004 H, 7.95%, 10/15/20	3,825	3,823
Freddie Mac 1073 G, 7.00%, 05/15/21	10,291	10,314
Freddie Mac 1164 O (IO), 9.52%, 11/15/06	47,675	1,004
Freddie Mac 1311 K, 7.00%, 07/15/22	22,716	22,953
Freddie Mac 1515 SA, 8.61%, 05/15/08	53,103	57,046
Freddie Mac 1611 I, 6.00%, 02/15/23	10,995	11,040
Freddie Mac 165 K, 6.50%, 09/15/21	2,387	2,386
Freddie Mac 1980 Z, 7.00%, 07/15/27	1,339,014	1,405,161
Freddie Mac 2098 TZ, 6.00%, 01/15/28	724,000	749,091
Freddie Mac 2209 TC, 8.00%, 01/15/30	434,374	468,872
Freddie Mac 2312 JA, 6.50%, 02/15/30	133,016	133,797
Freddie Mac 2316 PB, 6.50%, 09/15/30	1,789,930	1,807,979
Freddie Mac 2430 GD, 6.50%, 11/15/30	75,187	75,678
Freddie Mac 2539 IG (IO), 5.50%, 03/15/21	4,578,895	72,324
Freddie Mac 2543 IE (IO), 5.50%, 08/15/21	4,292,082	101,475
Freddie Mac 2571 MI (IO), 5.50%, 10/15/23	226,362	8,875
Freddie Mac 2588 IG, 5.50%, 03/15/32	319,216	41,570
Freddie Mac 2603 LI (IO), 5.50%, 09/15/28	21,444,980	3,057,569
Freddie Mac 2625 (IO), 5.00%, 12/15/31	23,222,824	3,285,175
Freddie Mac 2627 NI (IO), 5.00%, 04/15/29	16,681,591	2,076,149
Freddie Mac 2631 IJ, 5.00%, 10/15/26	265,000	47,667
Freddie Mac 2642 BW (IO), 5.00%, 06/15/23	261,881	45,888
Freddie Mac 2845 PI (IO), 5.50%, 02/15/32	272,183	30,704
Freddie Mac Gold C46104, 6.50%, 09/01/29	285,224	299,950
Freddie Mac Gold C55789, 7.50%, 10/01/27	98,526	105,861
Freddie Mac Gold C90573, 6.50%, 08/01/22	1,387,102	1,464,857
Freddie Mac Gold G01601, 4.00%, 09/01/33	282,190	262,755
Freddie Mac Gold G01611, 4.00%, 09/01/33	117,521	109,427
Freddie Mac Gold G01673, 5.50%, 04/01/34	5,198,324	5,285,888
Freddie Mac Gold P50019, 7.00%, 07/01/24	2,659,751	2,788,582

Freddie Mac Pool 390381, 3.01%, 02/01/37	325,273	326,990
Government National Mortgage Association 2000-22 SG (IO), 8.39%, 05/16/30[7]	7,227,515	1,234,187
Government National Mortgage Association 2001-2 PB, 7.00%, 07/20/30	980,020	993,900
Government National Mortgage Association 2002-69 SB (IO), 4.24%, 06/20/28[7]	13,667,946	481,157
Government National Mortgage Association 2003-1 SG (IO), 5.24%, 03/20/29[7]	4,133,769	40,281
Government National Mortgage Association 2003-18 PI (IO), 5.50%, 10/20/26	350,000	17,484
Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	16,333,250	1,996,279
Government National Mortgage Association Pool 81018, 4.00%, 08/20/34	293,875	297,112

		136,847,356

Total Mortgage-Backed (Cost $254,675,521)		241,703,759

U.S. AGENCY SECURITIES — 6.53%
Foreign Sovereign — 1.17%
Indonesia Aid, 9.30%, 07/01/20	11,720,000	15,156,493

U.S. Agency Securities — 5.36%
Fannie Mae
2.99%, 11/29/06	13,204,000	13,205,320
3.25%, 06/28/06	13,970,000	13,970,279
7.13%, 03/15/07	18,547,000	20,045,969
Federal Home Loan Bank, 2.87%, 05/22/06	9,095,000	9,068,988
Freddie Mac, 3.75%, 08/03/07	13,023,000	13,042,508

		69,333,064

Total U.S. Agency Securities (Cost $84,997,003)		84,489,557

U.S. TREASURY SECURITIES — 12.59%
U.S. Inflation Index Notes — 2.61%
U.S. Treasury Notes, 2.00%, 07/15/14	32,350,000	33,812,577

U.S. Treasury Bonds — 6.70%
U.S. Treasury Bonds,
8.75%, 05/15/17	16,431,000	23,028,441
8.13%, 08/15/19	10,199,000	13,924,032
5.38%, 02/15/31	45,891,000	49,637,587

		86,590,060

U.S. Treasury Notes — 3.28%
U.S. Treasury Notes, 1.63%, 02/28/06	42,973,000	42,403,952

		42,403,952

Total U.S. Treasury Securities (Cost $161,965,626)		162,806,589

Total Bonds (Cost $1,272,499,789)		1,235,535,485

	Shares
COMMON STOCK — 1.70%
Communications — 1.70%
MCI Inc.	1,087,330	21,920,573

Total common Stock (Cost $33,830,527)		21,920,573

	Principal Amount
SHORT TERM INVESTMENTS — 9.20%
Money Market RIC — 0.07%
J.P. Morgan Institutional Prime Money Market	$845,000	845,000

Commercial Paper — 2.30%
CIT Group Inc., 2.04%[5], 03/02/05	13,705,000	13,652,315
Daimler Chrysler NA Holding Corp., 2.44%[5], 02/23/05	16,200,000	16,139,894

		29,792,209

U.S Agency Discount Notes — 6.83%
Fannie Mae,
2.16%[5], 01/18/05	9,035,000	9,027,038
2.06%[5], 01/26/05	7,000,000	6,990,318
2.40%[5], 03/04/05	1,860,000	1,852,824

2.39%[5], 03/09/05	9,000,000	8,962,380
2.43%[5], 03/16/05	10,000,000	9,953,700
Freddie Mac,
2.21%[5], 01/28/05	20,375,000	20,344,369
2.09%[5], 02/01/05	13,216,000	13,192,634
2.21%[5], 02/03/05	13,192,000	13,166,950
2.20%[5], 02/15/05	4,860,000	4,846,737

		88,336,950

Total Short Term Investments (Cost $118,984,761)		118,974,159

Total Investments — 106.45% (Cost $1,425,315,076 )		1,376,430,217

Liabilities Less Cash and Other Assets — (6.45)%		(83,457,217)

Net Assets — 100.00%		$1,292,973,000

Notes:

[1]	Cost for Federal income tax purposes is $1,425,315,076 and net unrealized depreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$37,125,658
Gross unrealized depreciation	(86,010,517)

Net unrealized depreciation	$(48,884,859)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.
[4]	Securities that are restricted private placements or exempt from registration under Rule 144 of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The market value of these securities at December 31, 2004 was $348,457,492 representing 26.95% of total net assets.

[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Purchase	Security	Amortized Cost	Value	% of TNA
06/07/02	ABFS Mortgage Loan Trust 2002-2 AIO (IO), 10.00%, 06/15/33	$0	1,243	0.00%
04/18/02	Air 2 US B, 8.63%, 10/01/20	10,039,927	7,168,914	0.55%
01/23/01	Banco De Credito y Securitizacion SA 2001-1 AF, 8.00%, 05/31/10	4,530,226	1,607,773	0.12%
08/20/00	BHN Mortgage Fund 1997-2 A1, 2.38%, 05/31/17	3,406,723	1,101,244	0.09%
09/18/00	BHN Mortgage Fund 1997-2 A2, 7.54%, 05/31/17	6,163,733	2,017,036	0.16%
04/05/00	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11	2,759,553	982,511	0.08%
09/18/02	BankAmerica Manufactured Housing Contract Trust V 1998-2 B1, 7.93%,12/10/25	1,031,185	2,009,400	0.16%
02/01/03	Centex Home Equity 2002-D AIO (IO), 4.29%, 11/25/05	447,083	401,082	0.03%
10/06/00	Century Funding, Ltd., 1A C, 10.00%, 02/15/11	2,248,928	165,423	0.01%
06/15/01	Corp-Backed Trust Certs (IO), 1.25%, 10/15/29	7,310,400	8,198,340	0.63%
06/26/03	Countrywide Home Loans 2003-18 A5, 10.24%, 07/25/33	144,649	143,996	0.01%
06/19/97	DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.94%, 05/25/24	32,318	573	0.00%
01/06/99	DLJ Mortgage Acceptance Corp. 1994-QE1 S (IO), 3.80%, 04/25/04	0	1,063	0.00%
01/06/99	DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.57%, 06/25/24	33,239	252	0.00%
10/20/98	DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 3.01%, 11/25/25	0	1,848	0.00%
10/20/98	DLJMortgage Acceptance Corp. 1996-QA S (IO), 3.07%, 01/25/26	0	2,026	0.00%
02/07/01	GMAC Commercial Mortgage Securities Inc. 1998-C2 X (IO), 0.57%, 05/15/35	5,466,472	5,989,180	0.46%
04/19/99	Green Tree Home Equity Loan Trust 1998-C B2, 8.06%, 07/15/29	3,915,621	2,388,382	0.19%
01/07/00	IMPAC Secured Assets Corp. 1999-2 A9 (IO), 9.00%, 01/25/30	435,807	3,131	0.00%
04/11/00	Magnus Funding, Ltd., 1A B, 3.99%, 06/15/11	4,192,606	410,171	0.03%
11/29/00	Magnus Funding, Ltd., 1A C, 10.28%, 06/15/11	6,630,591	859,718	0.07%
02/09/00	Newbury Funding CBO Ltd. (IO), 17.63%, 02/15/06	866,189	283,800	0.02%
05/30/00	North Street 2000-1A C, 3.88%, 04/28/11	4,133,973	2,480,500	0.19%
12/30/03	North Street 2000-1A D1, 4.73%, 04/28/11	3,981,657	2,600,100	0.20%
09/20/00	Pegasus Aviation Lease Securitization 2000-1 C1, 7.83%, 03/25/30	3,364,249	18,004	0.00%
06/25/97	Structured Mortgage Asset Residential Trust 1991-7 I (IO), 8.50%, 12/25/22	50,883	3,269	0.00%
07/12/00	Triton CBO III, Ltd., 1A B, 8.53%, 04/17/11	11,592,370	3,601,594	0.28%
05/01/00	Van Kampen CLO II Ltd. 2A A2, 3.06%, 07/15/08	10,432,916	8,366,061	0.65%

		$93,211,298	$50,806,634	3.93%

[7]	Floating rate security. The rate disclosed is that in effect at December 31, 2004.
[8]	Non-income producing security

(IO) : Interest only

(MTN): Medium term note

(PO): Principal only

See accompanying notes to schedule of portfolio investments

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2004 (Unaudited)

Issues	Principal Amount	Value
BONDS — 94.83%
ASSET-BACKED SECURITIES — 1.38%[3]
HPSC Equipment Receivables LLC 2000-1A F, 12.91%, 12/22/08[4]	$58,213	$58,719
HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11[4]	608,857	621,765

Total Asset-Backed Securities (Cost $659,848)		680,484

CORPORATES — 90.79%[2]
Automotive — 5.12%
Cooper Standard Auto, 8.38%, 12/15/14[4]	360,000	358,988
Delco Remy International, Inc., 6.07%, 04/15/09[6]	140,000	142,975
Navistar International Corp., 7.50%, 06/15/11	750,000	808,125
Tenneco Automotive Inc., 8.63%, 11/15/14[4]	225,000	235,125
Tower Automotive, Inc. 1st Lien Term Loan, 6.81%, 05/24/09[4]	997,494	987,319

		2,532,532

Basic Industry — 10.45%
Borden US Finance Corp./Nova Scotia Finance ULC, 6.82%, 07/15/10[4,6]	627,000	658,350
Equistar Chemical/Funding, 10.63%, 05/01/11	750,000	873,750
Freeport - McMoRan Copper & Gold, Inc., 10.13%, 02/01/10	500,000	573,750
Huntsman Advanced Materials LLC, 11.00%, 07/15/10[4]	500,000	597,500
Huntsman LLC, 9.32%, 07/15/11[4,6]	500,000	560,000
Ispat Inland ULC, 9.75%, 04/01/14	325,000	403,000
Nalco Co., 8.88%, 11/15/13	650,000	716,625
Oregon Steel Mills, Inc., 10.00%, 07/15/09	350,000	391,125
Polypore, Inc., 8.75%, 05/15/12	250,000	262,500
Rockwood Specialties Group, Inc., 7.50%, 11/15/14[4]	125,000	130,312

		5,166,912

Capital Goods — 5.90%
Aearo Co. I, 8.25%, 04/15/12	315,000	326,025
Ainsworth Lumber Co. Ltd., 6.30%, 10/01/10[4,6]	450,000	461,250
Columbus McKinnon Corp., 10.00%, 08/01/10	225,000	254,250
Crown Cork & Seal Finance PLC, 7.00%, 12/15/06	500,000	527,500
Mueller Group Inc., 6.91%, 11/01/11[4,6]	560,000	582,400
United Components Inc., 9.38%, 06/15/13	250,000	272,500
United Rentals North America Inc., 7.75%, 11/15/13	500,000	492,500

		2,916,425

Communications — 19.25%
Advertising Directory Solutions, 9.25%, 11/15/12[4]	60,000	63,300
Cablevision Systems Corp., 6.67%, 04/01/09[4,6]	750,000	798,750
CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13	1,000,000	1,037,500
Centennial Communications Corp., 8.13%, 02/01/14	1,000,000	1,032,500
Citizens Communications Co., 7.63%, 08/15/08	250,000	275,000
Dex Media East LLC/Finance Co., 12.13%, 11/15/12	500,000	611,875
FairPoint Communications, Inc., 11.88%, 03/01/10	1,000,000	1,175,000
Level 3 Financing Inc. Bank Loan, 9.37%, 12/01/11[4]	1,000,000	1,036,050
MCI Inc., 6.91%, 05/01/07	500,000	513,125
PanAmSat Corp., 9.00%, 08/15/14[4]	250,000	280,312
Qwest Capital Funding, Inc., 7.75%, 08/15/06	500,000	528,750
Qwest Communications International Inc., 6.04%, 02/15/09[4,6]	300,000	305,250
Qwest Corporation, 5.63%, 11/15/08	125,000	127,812

RH Donnelly Financial Corp. I, 10.88%, 12/15/12[4]	250,000	298,125
Rogers Wireless Communications Inc., 5.53%, 12/15/10[4,6]	120,000	126,300
Rural Cellular Corp.,
6.99%, 03/15/10[6]	175,000	182,000
8.25%, 03/15/12[4]	500,000	530,000
XM Satellite Radio Inc., 7.66%, 05/01/09[6]	580,000	594,500

		9,516,149

Electric — 13.83%
Calpine CCFC I Term Loan, 8.42%, 08/26/09[4,6]	663,300	716,231
Calpine Corp., 7.82%, 07/15/07[4,6]	987,500	910,969
Cedar Brakes I LLC, 8.50%, 02/15/14	391,126	444,906
Centerpoint Energy Term Loan Note, 12.75%, 11/15/05[4]	1,000,000	1,079,800
KGen Partners LLC 2nd Lien Term Loan, 13.60%, 05/25/11[4]	1,031,613	1,047,087
Midwest Generation LLC, 8.75%, 05/01/34	559,000	637,260
TECO Energy, Inc., 10.50%, 12/01/07	400,000	463,000
Texas Genco LLC First Lien Term Loan B, 4.45%, 12/08/11[4]	1,000,000	1,014,800
Utilicorp Canada Finance, 7.75%, 06/15/11	500,000	521,875

		6,835,928

Energy — 4.92%
Chesapeake Energy Corp., 7.00%, 08/15/14	250,000	267,500
Hilcorp Energy I LP/ Hilcorp Finance Co., 10.50%, 09/01/10[4]	1,000,000	1,135,000
Parker Drilling Co., 7.15%, 09/01/10[4,6]	250,000	263,125
Pride International, Inc., 7.38%, 07/15/14[4]	700,000	768,250

		2,433,875

Entertainment — 1.75%
Intrawest Corp., 7.50%, 10/15/13[4]	300,000	320,625
LCE Acquisition Corp., 9.00%, 08/01/14[4]	500,000	543,750

		864,375

Finance — 4.42%
Dow Jones CDX HY 3, 8.00%, 12/29/09[4]	1,000,000	1,026,875
FINOVA Group Inc., 7.50%, 11/15/09	738,760	365,686
Metris Companies, Inc. Bank Loan, 10.60%, 05/06/07[4]	750,000	791,100

		2,183,661

Gaming — 2.50%
MGM MIRAGE, 6.75%, 09/01/12	250,000	264,375
Station Casinos, Inc., 6.88%, 03/01/16	500,000	523,125
Wynn Las Vegas LLC/Corp., 6.63%, 12/01/14[4]	450,000	447,750

		1,235,250

Health Care — 1.05%
HEALTHSOUTH Corp., 8.38%, 10/01/11	500,000	521,250

Homebuilding — 1.75%
K Hovnanian Enterprises Inc., 6.00%, 01/15/10[4]	250,000	252,813
KB HOME, 5.88%, 01/15/15	617,000	613,915

		866,728

Insurance — 1.09%
Crum & Forster Holdings Corp., 10.38%, 06/15/13	250,000	280,000
Fairfax Financial Holdings Ltd., 7.75%, 04/26/12	250,000	256,250

		536,250

Natural Gas — 6.27%
El Paso CGP Co., 7.63%, 09/01/08	200,000	210,000
El Paso Term Loan, 5.09%, 11/22/09[4]	1,000,000	1,010,000
Southern Star Central Corp., 8.50%, 08/01/10	1,000,000	1,112,500

Williams Co. Inc. Credit Linked Certificate Trust, 5.41%, 05/01/09[4,6]	700,000	764,750

		3,097,250

Restaurants — 2.08%
Denny’s Corp. 2nd Lien Term Loan, 7.34%, 08/17/10[4,6]	1,000,000	1,030,000

Retail — 0.72%
Buhrmann US, Inc., 8.25%, 07/01/14	250,000	254,063
Duane Reade Inc., 7.01%, 12/15/10[4,6]	100,000	102,000

		356,063

Technology — 1.48%
Xerox Capital Trust I, 8.00%, 02/01/27	700,000	731,500

Transportation — 8.21%
Air 2 US A, 8.03%, 10/01/20[4]	717,664	647,215
Continental Airlines, Inc., 8.00%, 12/15/05	625,000	620,313
Delta Air Lines, Inc. 2000-1 A2, 7.57%, 05/18/12	250,000	246,757
Delta Air Lines, Inc. 2001-1 A2, 7.11%, 03/18/13	750,000	737,448
Horizon Lines LLC, 9.00%, 11/01/12[4]	250,000	270,000
Northwest Airlines, Corp. Term Loan B, 9.09%, 11/23/10[4]	1,000,000	1,031,250
Northwest Airlines Inc., 7.63%, 03/15/05	500,000	503,125

		4,056,108

Total Corporates (Cost $42,710,211)		44,880,256

MORTGAGE-BACKED — 2.66%[3]
Non Agency Mortgage-Backed — 0.96%
BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	1,353,281	473,243

U.S. Agency Mortgage-Backed — 1.70%
Fannie Mae 342 2 (IO), 6.00%, 09/01/33	761,154	156,185
Fannie Mae 1993-225 SG, 17.20%, 12/25/13[6]	162,304	189,232
Freddie Mac 2603 LI (IO), 5.50%, 09/15/28	2,160,921	308,098
Freddie Mac 2696 NI (IO), 5.50%, 03/15/23	2,281,025	154,471
Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	288,678	35,283

		843,269

Total Mortgage-Backed (Cost $1,219,665)		1,316,512

Total Bonds (Cost $44,589,724)		46,877,252

	Shares
COMMON STOCK — 1.77%
Communications — 1.77%
MCI Inc.	43,258	872,081

Total Common Stock (Cost $819,853)		872,081

	Principal Amount
SHORT TERM INVESTMENTS — 1.91%
Money Market RIC — 1.89%
J.P. Morgan Institutional Prime Money Market	$936,000	936,000

Total Short Term Investments (Cost $936,000)		936,000

Total Investments — 98.49% (Cost $46,345,577)[1]		48,685,333

Cash and Other Assets, Less Liabilities — 1.51%		747,337

Net Assets — 100.00%		$49,432,670

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000’s)		Unrealized (Depreciation)
1,000	Pay a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par in the event of default of the Viacom Inc., 5.63% due 08/15/12. Counterparty: Merrill Lynch & Co. Expire 09/20/09	$(12,873)
1,000	Pay a fixed rate equal to 1.20% and the Fund will receive from the counterparty at par in the event of default of the Sears, Roebuck Acceptance Co. Ltd., 7.00% due 02/01/11. Counterparty: Bear Stearns Expire 12/20/09	(7,250)
1,000	Pay a fixed rate equal to 1.70% and the Fund will receive from the counterparty at par in the event of default of the Maytag Corp., 5.00% due 05/15/15. Counterparty: Deutsche Bank AG Expire 12/20/14	(26,245)
1,000	Pay a fixed rate equal to 3.75% and the Fund will receive from the counterparty at par in the event of default of the Dow Jones CDX.NA.IG Series 3, 3.75% due 03/20/10. Counterparty: J.P. Morgan Chase & Co. Expire 12/20/09	(6,300)

	Net unrealized depreciation	$(52,668)

Notes:

[1]	Cost for Federal income tax purposes is $46,345,577 and net unrealized appreciation consists of:

Unrealized Appreciation
Gross unrealized appreciation	$2,462,006
Gross unrealized depreciation	(122,250)

Net unrealized appreciation	$2,339,756

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities that are restricted private placements or exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2004 was $24,336,448 representing 49.23% of total net assets.
[5]	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
08/11/03	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11	$421,797	$473,243	0.96%

		$421,797	$473,243	0.96%

[6]	Floating rate security. The rate disclosed is that in effect at December 31, 2004.

(IO): Interest only

See accompanying notes to schedule of portfolio investments

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2004 (Unaudited)

Issues	Principal Amount	Value
BONDS — 90.55%
Asset-Backed Securities — 38.18%[3]
ABFS Mortgage Loan Trust 2002-1 A5, 6.51%, 12/15/32	$610,000	$638,472
ABFS Mortgage Loan Trust 2002-2
A5, 6.41%, 07/15/33	145,000	146,582
A7, 5.22%, 07/15/33	194,226	196,472
Bear Stearns Asset Backed Securities, Inc. 2003-2 AIO (IO), 5.00%, 12/25/05[6]	500,000	22,657
Chase Funding Mortgage Loan Asset-Backed Certificates 2001-4 2M2, 3.82%, 11/25/31[7]	877,500	883,880
Chase Funding Net Interest Margin 2003-5A, 5.75%, 11/27/34[4]	5,596	5,596
CIT Group Home Equity Loan Trust 2002-1 MV2, 3.67%, 08/25/30[7]	1,500,000	1,509,919
Conseco Finance 2000-B BF1, 9.44%, 02/15/31	1,809,480	1,833,511
Conseco Finance 2001-A IIB1, 10.30%, 03/15/32	530,000	562,006
Conseco Finance 2002-C BF2, 8.00%, 06/15/32[4]	1,357,237	1,367,281
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	608,715	622,027
Conseco Finance Securitizations Corp. 2001-1 AIO (IO), 2.50%, 07/01/32[6]	1,066,667	43,787
Conseco Finance Securitizations Corp. 2001-3
A2, 5.16%, 05/01/33	502,899	506,151
A3, 5.79%, 05/01/33	654,000	666,212
Conseco Finance Securitizations Corp. 2001-4
A2, 5.15%, 09/01/33	654,306	658,996
AIO (IO), 2.50%, 09/01/33[6]	1,125,000	49,472
Conseco Finance Securitizations Corp. 2002-1 A, 6.68%, 12/01/33	461,367	481,612
Conseco Finance Securitizations Corp. 2002-2 AIO (IO), 8.50%, 03/01/33[6]	309,928	85,153
CS First Boston Mortgage Securities Corp. 2001-HE25 M2, 4.12%, 03/25/32[7]	1,595,000	1,598,280
Deutsche Financial Capital Securitization LLC 1997-I A3, 6.75%, 09/15/27	239,733	246,432
Empire Funding Home Loan Owner Trust 1997-5 M1, 7.91%, 04/25/24	36,947	37,248
Finance America Mortgage Loan Trust 2004-1 2A2, 2.91%, 06/25/34[7]	4,000,000	4,002,565
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFH3 2A4, 2.96%, 10/25/34[7]	4,000,000	3,985,416
FMAC Loan Receivables Trust 1998-CA A2, 6.66%, 01/15/12[4]	110,912	97,423
GGP Mall Properties Trust 2001-C1A D3, 4.65%, 02/15/14[4,7]	207,789	214,099
Green Tree Financial Corp. 1996-8 A6, 7.60%, 10/15/27	163,424	176,144
Green Tree Financial Corp. 1996-10 M1, 7.24%, 11/15/28	2,700,000	2,486,533
Green Tree Financial Corp. 1998-2 A5, 6.24%, 11/01/16	173,935	181,836
Green Tree Financial Corp. 1998-4 A7, 6.87%, 02/01/30	1,507,386	1,613,119
Green Tree Financial Corp. 1998-6 A6, 6.27%, 06/01/30	37,612	38,645
Green Tree Financial Corp. 1999-1 A5, 6.11%, 09/01/23	95,000	98,649
Green Tree Financial Corp. 1999-5
A4, 7.33%, 03/01/30	131,520	136,058
A5, 7.86%, 03/01/30	202,000	195,405
Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	504,675	505,661
Green Tree Home Improvement Loan Trust 1995-D B2, 7.45%, 09/15/25	894,167	896,175
Green Tree Home Improvement Loan Trust 1995-F B2, 7.10%, 01/15/21	140,803	140,971
Green Tree Recreational, Equipment & Consumer Trust 1996-C CTFS, 7.65%, 10/15/17	131,262	122,447
Home Equity Asset Trust 2003-6N A, 6.50%, 03/27/34[4]	179,227	178,947
Household Home Equity Loan Trust 2004-1 A, 2.76%, 09/20/33[7]	3,824,247	3,826,651
IMC Home Equity Loan Trust 1998-3 A8, 6.34%, 08/20/29	336,655	337,452
IndyMac Manufactured Housing Contract 1997-1 A3, 6.61%, 02/25/28	1,848,905	1,805,456
IndyMac Manufactured Housing Contract 1998-1
A4, 6.49%, 09/25/28	499,928	468,343
A5, 6.96%, 09/25/28	1,785,456	1,711,409
IndyMac Manufactured Housing Contract 1998-2
A2, 6.17%, 12/25/11	545,984	547,380
A4, 6.64%, 12/25/27	1,162,247	1,181,805
Merrill Lynch Mortgage Investors, Inc. 2004-HE2 A2C, 3.00%, 08/25/35[7]	4,000,000	4,003,936
Metris Master Trust 2000-1 A, 2.71%, 08/20/08[4,7]	580,000	580,408
Metris Master Trust 2000-3 A, 2.67%, 09/21/09[7]	535,000	534,176
Mid-State Trust 6 A4, 7.79%, 07/01/35	99,375	107,364
Mid-State Trust 11 B, 8.22%, 07/15/38	30,261	31,564
Morgan Stanley ABS Capital I 2004-HE5 A4, 2.95%, 06/25/34[7]	3,000,000	3,008,410
New Century Home Equity Loan Trust 2004-4 A3, 2.55%, 02/25/35[7]	4,000,000	4,002,000
New South Home Equity Trust 1999-1 A4, 6.75%, 03/25/26	214,768	216,838
Oakwood Mortgage Investors, Inc. 1998-A A4, 6.20%, 05/15/28	10,944	11,297
Oakwood Mortgage Investors, Inc. 1998-B A4, 6.35%, 03/15/17	585,063	600,637

Oakwood Mortgage Investors, Inc. 1999-A A2, 5.89%, 04/15/29	127,867	123,340
Oakwood Mortgage Investors, Inc. 2000-D A2, 6.74%, 07/15/18	235,540	236,734
Oakwood Mortgage Investors, Inc. 2001-D
A2, 5.26%, 01/15/19	328,660	262,815
A3, 5.90%, 09/15/22	19,266	15,935
A4, 6.93%, 09/15/31	900,000	727,734
Oakwood Mortgage Investors, Inc. 2002-A AIO (IO), 6.00%, 02/15/10[6]	386,973	76,185
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO), 6.00%, 05/15/10[6]	3,834,531	712,885
Pamco CLO 1998-1A B2, 3.51%, 05/01/10[4,7]	2,500,000	1,954,000
Park Place Securities NIM Trust 2004-WHQ2 A, 4.00%, 02/25/35[4]	3,000,000	2,994,888
Residential Asset Mortgage Products, Inc. 2000-RS1 A1, 8.00%, 03/25/30	88,894	90,539
Residential Asset Mortgage Products, Inc. 2002-RS3 AI4, 6.14%, 06/25/32	196,939	197,391
Residential Asset Securities Corp. 2002-KS6 AIO (IO), 4.50%, 03/25/05[6]	87,366	601
Specialty Underwriting & Residential Finance 2004-BC4 A2C, 2.91%, 10/25/35[7]	3,000,000	3,000,900
Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/23[4,6]	476,250	53,150
Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34[6]	205,603	23,999
Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33[4,6]	3,021,668	505,525
Terwin Mortgage Trust 2004-1HE A1, 2.93%, 02/25/34[4,7]	556,023	557,239
Terwin Mortgage Trust 2004-2SL AX (IO), 10.22%, 02/25/34[4,6]	2,550,000	330,480
Terwin Mortgage Trust 2004-6SL AX (IO), 8.00%, 06/25/34[4,6]	15,716,880	1,835,732
Terwin Mortgage Trust 2004-7HE A1, 2.97%, 07/25/34[4,7]	2,410,316	2,411,865
UCFC Home Equity Loan 1998-D BF1, 8.97%, 04/15/30	5,623	5,948

Total Asset-Backed Securities (Cost $65,972,533)		66,324,850

CORPORATES — 39.96%[2]
Automotive — 7.63%
Ford Motor Credit Co.,
6.88%, 02/01/06	3,000,000	3,091,398
3.24%, 11/16/06[7]	4,850,000	4,846,673
General Motors Acceptance Corp. (MTN), 3.19%, 05/18/06[7]	4,000,000	3,983,088
General Motors Corp., 7.75%[5], 03/15/36	820,000	341,426
Tower Automotive, Inc. 1st Lien Term Loan, 6.38%, 05/24/09[4]	997,494	987,319

		13,249,904

Banking — 0.48%
Danske Bank A/S, 5.91%, 12/29/49[4,7]	790,000	838,008

Basic Industry — 0.06%
Nalco Co., 8.88%, 11/15/13	100,000	110,250

Capital Goods — 0.58%
Graham Packaging Co. LP Term B Bank Loan, 4.50%, 10/07/11[4]	1,000,000	1,012,300

Communications — 9.73%
Advertising Directory Solutions, Inc., 9.25%, 11/15/12[4,10]	220,000	232,100
Cablevision Systems Corp., 6.67%, 04/01/09[4,7]	1,000,000	1,065,000
CCO Holdings, LLC/CCO Holdings Capital Corp.,
6.62%, 12/15/10[4,7]	2,000,000	2,010,000
8.75%, 11/15/13[10]	2,300,000	2,386,250
Centennial Communications Corp., 8.13%, 02/01/14	650,000	671,125
CSC Holdings Inc., 8.13%, 07/15/09	1,250,000	1,373,438
Level 3 Financing Inc. Bank Loan, 9.37%, 12/01/11[4]	1,000,000	1,036,050
MCI Inc., 6.91%, 05/01/07	2,400,000	2,463,000
Qwest Capital Funding, Inc., 7.75%, 08/15/06	1,375,000	1,454,063
Qwest Communications International, Inc., 6.04%, 02/15/09[4,7]	2,000,000	2,035,000
Rogers Wireless Communications Inc., 5.53%, 12/15/10[4,7]	440,000	463,100
Rural Cellular Corp., 6.99%, 03/15/10[7]	750,000	780,000
XM Satellite Radio Inc., 7.66%, 05/01/09[7]	920,000	943,000

		16,912,126

Electric — 5.52%
Calpine Corp., 7.82%, 07/15/07[4,7]	5,490,500	5,064,986
Calpine Generating Co., 6.31%, 04/01/09[7]	3,000,000	3,090,000
Power Contract Financing LLC, 5.20%, 02/01/06[4]	1,416,428	1,429,956

		9,584,942

Finance — 1.22%
FINOVA Group Inc., 7.50%, 11/15/09	1,095,000	542,025
Metris Companies Inc. Bank Loan, 10.60%, 05/06/07[4]	1,500,000	1,582,200

		2,124,225

Insurance — 2.67%
Axis Capital Holdings Ltd., 5.75%, 12/01/14	1,000,000	1,005,788
Fairfax Financial Holdings Ltd., 7.75%, 04/26/12	1,440,000	1,476,000
Farmers Exchange Capital, 7.05%, 07/15/28[4]	1,000,000	1,027,248
Nationwide Mutual Insurance Co., 6.60%, 04/15/34[4]	1,000,000	1,004,395
Odyssey Re Holdings Corp., 7.65%, 11/01/13[10]	120,000	132,570

		4,646,001

Transportation — 12.06%
Air 2 US
A, 8.03%, 10/01/20[4]	7,089,084	6,393,184
C, 10.13%, 10/01/03[4]	1,949,412	157,522
American Airlines, Inc. 1999-1
A1, 6.86%, 10/15/10	54,380	55,665
A2, 7.02%, 04/15/11[10]	10,000	10,310
American Airlines, Inc. 2001-2
A1, 6.98%, 10/01/12	126,345	126,364
A2, 7.86%, 04/01/13	370,000	382,634
Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	3,811,158	3,606,308
Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	1,797,783	1,701,433
Continental Airlines, Inc. 1999-2 A1, 7.26%, 09/15/21	758,059	776,196
Delta Air Lines, Inc. 2000-1
A1, 7.38%, 11/18/11	18,280	18,069
A2, 7.57%, 05/18/12	100,000	98,703
Delta Air Lines, Inc. 2001-1
A1, 6.62%, 09/18/12	15,596	15,332
A2, 7.11%, 03/18/13	50,000	49,163
JetBlue Airways Corp. 2004-2 G1, 2.67%, 02/15/18[7]	2,000,000	2,004,890
Northwest Airlines, Corp. Term Loan B, 9.09%, 11/23/10[4]	1,000,000	1,031,250
Northwest Airlines, Corp. 1999-2A, 7.58%, 09/01/20	1,716,423	1,774,250
Northwest Airlines Inc. 2001-1 A1, 7.04%, 10/01/23	2,517,306	2,531,254
NWA Trust,
8.26%, 03/10/06	61,620	60,696
9.25%, 06/21/14	147,523	157,665

		20,950,888

Total Corporates (Cost $68,425,963)		69,428,644

MORTGAGE-BACKED — 12.41%[3]
Commercial Mortgage-Backed — 1.31%
Structured Asset Securities Corp. 1995-C4 G, 8.99%, 06/25/26[7]	1,149,493	1,138,962
Structured Asset Securities Corp. 1996-CFL H, 7.75%, 02/25/2[8]	1,000,000	1,126,831

		2,265,793

Non-Agency Mortgage-Backed — 3.24%
BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	51,509	18,013
Deutsche Mortgage Securities, Inc. 2004-4 1AIO (IO), 4.50%, 05/25/06[6]	25,002,000	834,654
DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 3.01%, 11/25/25[6,7]	511,225	629
IndyMac INDX Mortgage Loan Trust 2004-AR5 2A1B, 2.82%, 08/25/34[7]	3,896,212	3,905,459
Lehman Brothers Floating Rate Commercial Mortagage Trust 2000-LLFA K, 4.06%, 11/19/12[4,7]	234,301	234,599
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A, 7.00%, 12/25/33	605,327	634,411

		5,627,765

U.S Agency Mortgage-Backed — 7.86%
Fannie Mae 1993-80 S, 7.90%, 05/25/23[7]	56,310	56,890
Fannie Mae 1997-44 SB (IO), 4.98%, 06/25/08[7]	428,294	23,855
Fannie Mae 2001-42 SB, 8.50%, 09/25/31[7]	6,720	7,188
Fannie Mae 2003-13 GI (IO), 5.50%, 06/25/32	442,366	15,223
Fannie Mae 2003-26 PI (IO), 5.50%, 11/25/32	3,039,152	422,634
Fannie Mae 2003-37 IG (IO), 5.50%, 05/25/32	6,479,033	832,050
Fannie Mae 2003-67 IH (IO), 5.00%, 01/25/25	2,000,000	224,000
Fannie Mae 2003-85 IP (IO), 5.50%, 12/25/28	135,000	27,500
Fannie Mae 2003-107 SQ (IO), 5.23%, 05/25/33[7]	1,695,460	133,954
Fannie Mae 2003-124
5.25%, 03/25/31 (IO)	3,959,447	398,338
TS, 9.80%, 01/25/34[7]	157,330	171,557

Fannie Mae 342 2 (IO), 6.00%, 09/01/33	1,209,691	248,222
Freddie Mac 1602 SN, 10.09%, 10/15/23[7]	14,590	15,230
Freddie Mac 2451 SP, 11.65%, 05/15/09[7]	28,072	31,417
Freddie Mac 2527 TI (IO), 6.00%, 02/15/32	2,202,998	281,711
Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	3,902,054	548,005
Freddie Mac 2587 IH (IO), 5.00%, 08/15/25	2,058,130	275,159
Freddie Mac 2595 HY (IO), 5.50%, 03/15/23	296,779	51,756
Freddie Mac 2603 LI (IO), 5.50%, 09/15/28	2,593,105	369,718
Freddie Mac 2621 IJ (IO), 5.50%, 12/15/26	2,009,545	234,171
Freddie Mac 2625 (IO), 5.00%, 12/15/31	385,535	54,539
Freddie Mac 2631 IJ (IO), 5.00%, 10/15/26	570,000	102,530
Freddie Mac 2642 BW (IO), 5.00%, 06/15/23	319,583	55,998
Freddie Mac 2657 LX (IO), 6.00%, 05/15/18	2,635,562	392,972
Freddie Mac 2692 EI (IO), 5.50%, 08/15/33	425,105	81,911
Freddie Mac 2764
CT, 7.50%, 03/15/34[7]	1,123,610	1,058,125
SH, 7.50%, 03/15/34[7]	1,143,036	1,116,781
Freddie Mac 2807 ST, 8.50%, 07/15/30[7]	751,738	761,840
Freddie Mac 2825 HS, 8.50%, 10/15/32[7]	1,202,761	1,206,721
Freddie Mac 2827 JT, 8.50%, 12/15/32[7]	805,888	816,906
Freddie Mac 2835 IB (IO), 5.50%, 01/15/19	2,000,000	208,165
Freddie Mac Pool 390381, 3.18%, 02/01/37[7]	390,328	392,388
Government National Mortgage Association 1999-38 SP (IO), 0.25%, 05/16/26[7]	729,222	848
Government National Mortgage Association 2001-31 SJ, 19.57%, 02/20/31[7]	351,128	415,817
Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	801,080	97,910
Government National Mortgage Association 2003-58 IG (IO), 5.50%, 05/17/29	200,000	42,461
Government National Mortgage Association 2004-8 SE, 9.47%, 11/26/23[7]	950,000	968,025
Government National Mortgage Association 2004-34 IA (IO), 5.50%, 12/20/31	1,088,090	155,760
Government National Mortgage Association 2004-69 SG, 7.00%, 08/16/33[7]	1,262,573	1,360,634

		13,658,909

Total Mortgage-Backed (Cost $21,182,953)		21,552,467

Total Bonds (Cost $155,581,449)		157,305,961

	Shares
EQUITIES — 1.60%
Automotive — 0.15%
Corts Trust for Ford Motor Co. (PFD), 8.00%, 07/16/31	700	18,760
Preferred Plus Trust Ford Motor Co. (PFD), 8.25%, 07/16/31	8,100	217,566
Saturns-Hertz 2003-10 (PFD), 7.75%, 01/15/28	1,000	26,700

		263,026

Banking — 0.05%
Corp-Backed Trust Certificates Keycorp Institutional Capital B (PFD), 8.25%, 12/15/26	3,647	95,187

Communications — 1.30%
Corts Trust US West Communications (PFD), 7.50%, 11/15/43	7,118	170,903
MCI Inc.	56,594	1,140,935
Preferred Plus Trust Citizens Communications Co. (PFD), 8.38%, 10/01/46	12,100	314,116
Preferred Plus Trust Qwest Capital Funding (PFD),
7.75%, 02/15/31	9,650	206,703
8.00%, 02/15/31	19,500	428,415
Preferred Plus Trust Verizon Global Funding Corp. (PFD), 7.63%, 12/01/30	6,100	164,456

		2,261,072

Insurance — 0.10%
Corp-Backed Trust Certificates for MBNA Capital A (PFD), 8.80%, 12/01/26	6,425	167,179

Total Equities (Cost $2,911,477)		2,786,464

	Principal Amount
SHORT TERM INVESTMENTS — 20.49%
Commercial Paper — 1.13%
DaimlerChrysler NA Holding Corp., 2.44%, 02/23/05	$1,970,000	1,962,691

Money Market RIC — 0.85%
J.P. Morgan Prime Money Market Fund	1,471,000	1,471,000

U.S. Agency Discount Notes — 18.51%
Fannie Mae,
2.20%[5], 01/03/05	9,400,000	9,400,000
2.23%[5], 01/28/05	535,000	533,499
2.10%[5], 02/02/05	2,000,000	1,996,326

2.13%[5], 02/02/05	3,775,000	3,768,064
2.25%[5], 02/16/05	3,000,000	2,991,584
2.40%[5], 03/04/05	5,690,000	5,668,048
2.36%[5], 03/11/05[9]	70,000	69,698
2.43%[5], 03/16/05	4,290,000	4,270,137
Freddie Mac,
2.21%[5], 01/28/05	465,000	464,301
2.22%[5], 01/28/05	3,000,000	2,995,396

		32,157,053

Total Short Term Investments (Cost $35,590,363)		35,590,744

Total Investments — 112.64% (Cost $194,083,289)[1]		195,683,169

Liabilities Less Cash and Other Assets — (12.64)%		(21,952,032)

Net Assets — 100.00%		$173,731,137

SECURITIES SOLD SHORT	Shares	Proceeds	Market Value
Equities — (0.43)%
AMR Corp.[8]	16,100	$171,769	$176,295
Continental Airlines, Inc., Cl. B8	31,000	325,115	419,740
Qwest Communication International, Inc.[8]	33,000	127,809	146,520

Total Securities Sold Short		$624,693	$742,555

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000’s)		Unrealized (Depreciation)
1,000	Pay a fixed rate equal to 5.00% and the Fund will receive from the counterparty at par in the event of default of the Calpine Corp., 8.50% due 02/15/11. Counterparty: Morgan Stanley Dean Witter & Co. Expire 09/20/08	$(25,000)
3,000	Pay a fixed rate equal to 3.75% and the Fund will receive from the counterparty at par in the event of default of the Dow Jones CDX.NA.IG Series 3, 3.75% due 03/20/10. Counterparty: J.P. Morgan Chase & Co. Expire 12/20/09	(18,900)
5,000	Pay a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par in the event of default of the Maytag Corp., 5.00% due 05/15/15. Counterparty: Merrill Lynch & Co., Inc. Expire 12/20/09	(96,539)
1,000	Pay a fixed rate equal to 1.17% and the Fund will receive from the counterparty at par in the event of default of the Sears, Roebuck and Co., 7.00% due 02/01/11. CounterParty: Deutsche Bank AG Expire 12/20/09	(7,250)
3,500	Pay a fixed rate equal to 1.20% and the Fund will receive from the counterparty at par in the event of default of the Sears, Roebuck and Co., 7.00% due 02/01/11. CounterParty: Deutsche Bank AG Expire 12/20/09	(25,375)
13,000	Pay a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par in the event of default of the Southwest Airlines, Co., 6.50% due 03/01/12. Counterparty: Deutsche Bank AG. Expire 12/20/09	(127,162)
5,000	Pay a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par in the event of default of the Viacom Inc., 5.63% due 08/15/12. Counterparty: Merrill Lynch & Co., Inc. Expire 09/20/09	(64,366)
5,000	Pay a fixed rate equal to 0.60% and the Fund will receive from the counterparty at par in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R7 M1 2.45% due 08/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	0
5,000	Pay a fixed rate equal to 0.55% and the Fund will receive from the counterparty at par in the event of default of the Fremont Home Loan Trust 2004-B M1, 2.41% due 05/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	0
5,000	Pay a fixed rate equal to 0.55% and the Fund will receive from the counterparty at par in the event of default of the Long Beach Mortgage Loan Trust 2004-3 M1, 2.50% due 09/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	0

	Net unrealized depreciation	$(364,592)

SWAPS: CREDIT DEFAULT (WRITTEN)

Notional Amount (000’s)		Unrealized Appreciation
4,000	Receive a fixed rate equal to 1.25% and the Fund will pay to the counterparty at par in the event of default of the General Motors Corp., 7.13% due 07/15/13. Counterparty: Deutsche Bank AG Expire 07/15/13	$7,989
10,000	Receive a fixed rate equal to 0.50% and the Fund will pay to the counterparty at par in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R7 A4, 2.45% due 08/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	0
10,000	Receive a fixed rate equal to 0.45% and the Fund will pay to the counterparty at par in the event of default of the Fremont Home Loan Trust 2004-B 2A3, 2.41% due 05/25/24. Counterparty: Deutsche Bank AG Expire 07/25/34	0
10,000	Receive a fixed rate equal to 0.45% and the Fund will pay to the counterparty at par in the event of default of the Long Beach Mortgage Loan Trust 2004-3 A4, 2.50% due 09/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	0

	Net unrealized appreciation	$7,989

FUTURES CONTRACTS: SHORT POSITIONS

Number of Contracts		Unrealized (Depreciation)
89	U.S. Treasury Five Year Note, March 2005	$(45,273)
14	U.S. Treasury Ten Year Note, March 2005	(7,875)

	Net unrealized depreciation	$(53,148)

Notes:

[1]	Cost for Federal income tax purposes is $194,083,289 and net unrealized appreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$2,787,572
Gross unrealized depreciation	(1,023,236)

Net unrealized appreciation	$1,764,336

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities that are restricted private placements or exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2004 was $45,145,689 representing 25.99% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
12/17/03	Bear Stearns Asset Backed Securities, Inc. 2003-2 AIO (IO), 5.00%, 12/25/05	$21,862	$22,657	0.01%
08/11/03	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11	15,920	18,013	0.01%
12/01/03	Conseco Finance Securitizations Corp. 2001-1 AIO (IO), 2.50%, 07/01/32	42,284	43,787	0.03%
12/01/03	Conseco Finance Securitizations Corp. 2001-4 AIO (IO), 2.50%, 09/01/33	48,567	49,472	0.03%
12/01/03	Conseco Finance Securitizations Corp. 2002-2 AIO (IO), 8.50%, 03/01/33	81,991	85,153	0.05%
08/11/03	DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 2.92%, 11/25/25	0	629	0.00%
11/29/04	Deutsche Mortgage Securities, Inc. 2004-4 AIO, 4.50%, 05/25/06	831,102	834,654	0.48%
11/19/03	Oakwood Mortgage Investors, Inc. 2002-A AIO (IO), 6.00%, 02/15/10	67,790	76,185	0.05%
08/07/03	Oakwood Mortgage Investors, Inc. 2002-B AIO (IO), 6.00%, 05/15/10	696,516	712,885	0.41%
11/25/03	Residential Asset Securities Corp. 2002-KS6 AIO (IO), 4.50%, 03/25/05	667	601	0.00%
08/26/03	Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/23	55,569	53,150	0.03%
10/07/03	Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34	18,654	23,999	0.01%
12/11/03	Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33	453,808	505,525	0.29%
02/12/04	Terwin Mortgage Trust 2004-2SL AX (IO), 10.25%, 02/25/34	308,785	330,480	0.19%
06/24/04	Terwin Mortgage Trust 2004-6SL AX (IO), 8.00%, 06/25/34	1,792,311	1,835,732	1.06%

		$4,435,826	$4,592,922	2.65%

[7]	Floating rate security. The rate disclosed is that in effect at December 31, 2004.
[8]	Non-income producing.
[9]	Securities, or a portion there of, pledged as collateral with a value of $69,698 on 103 short U.S. Treasury Note futures contracts expiring March 2005.
[10]	Securities, or a portion there of, pledged as collateral with a value of $634,355 for securities sold short.

(IO): Interest only

(MTN): Medium Term Note

(PFD): Preferred Stock

See accompanying notes to schedule of portfolio investments

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

December 31, 2004 (Unaudited)

Issues	Principal Amount	Value
BONDS — 91.19%
ASSET-BACKED SECURITIES — 33.83%[3]
ARG Funding Corp. 2003-1A B, 4.16%, 03/20/07[4,8]	$1,800,000	$1,802,624
Bear Stearns Asset Backed Securities, Inc. 2000-2 M1, 8.04%, 08/25/30	1,900,000	2,003,760
CapitalSource Commercial Loan Trust 2003-1A A, 2.89%, 10/20/12[4,8]	131,786	131,933
Castle Trust 2003-1AW A1, 3.15%, 05/15/27[4,8]	964,074	964,561
Centex Home Equity 1999-1 A4, 6.39%, 10/25/27	448,551	451,176
Centex Home Equity 2003-C AF1, 2.14%, 07/25/18	172,215	172,023
Chase Funding Mortgage Loan Asset-Backed Certificates 2001-2 1A4, 6.61%, 11/25/26	71,188	71,359
CIT Group Home Equity Loan Trust 2002-1 MV2, 3.67%, 08/25/30[8]	1,240,000	1,248,200
Conseco Finance 2000-C B2, 4.45%, 07/15/29[8]	393,893	374,316
Conseco Finance 2001-A IIM2, 8.81%, 03/15/32	700,000	736,995
Conseco Finance 2002-C BF2, 8.00%, 06/15/32[4]	658,143	663,013
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	173,003	176,787
Conseco Finance Securitizations Corp. 2001-3 A2, 5.16%, 05/01/33	291,152	293,035
ContiMortgage Home Equity Loan Trust 1998-2 A7, 6.57%, 03/15/23	1,480,958	1,517,254
CS First Boston Mortgage Securities Corp. 2001-HE25 M2, 4.12%, 03/25/32[8]	1,299,000	1,301,671
Embarcadero Aircraft Securitization Trust 2000-A A1, 2.88%, 08/15/25[4,8]	1,700,000	883,660
Equity One ABS, Inc. 2002-3 AF3, 5.50%, 11/25/32	278,750	278,632
Equity One ABS, Inc. 2004-3 AF1, 2.58%, 07/25/34[8]	1,877,626	1,879,213
Fannie Mae Whole Loan 2002-W12 AF4, 4.24%, 02/25/33	1,335,000	1,339,458
First Alliance Mortgage Loan Trust 1994-4 A1, 9.28%, 02/25/26	10,068	10,037
GMAC Mortgage Corporation Loan Trust 2001-HLT2 AII, 5.55%, 04/27/27	618,859	631,541
GMAC Mortgage Corporation Loan Trust 2002-HE2 A4, 6.00%, 06/25/27	128,161	128,080
Green Tree Financial Corp. 1997-6 B1, 7.17%, 01/15/29	1,700,000	316,721
Green Tree Financial Corp. 1999-3 A5, 6.16%, 02/01/31	5,879	6,036
Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	335,864	336,520
Green Tree Home Improvement Loan Trust 1995-F B2, 7.10%, 01/15/21	616,973	617,707
Green Tree Home Improvement Loan Trust 1996-B A, 6.45%, 10/15/15	14,892	14,940
Green Tree Home Improvement Loan Trust 1998-B HEM2, 7.33%, 11/15/29	140,996	141,301
Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	418,855	419,668
Household Mortgage Loan Trust 2002-HC1 M, 3.06%, 05/20/32[8]	1,405,531	1,408,135
HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11[4]	213,100	217,618
IndyMac Home Equity Loan Asset-Backed Trust 2002-A
M1, 3.17%, 05/25/33[8]	1,500,000	1,507,782
M2, 3.67%, 05/25/33[8]	2,000,000	2,016,181
Keystone Home Improvement Loan Trust 1997-P2 IB, 7.94%, 04/25/18[4]	162,416	162,218
Mego Mortgage Home Loan Trust 1997-4 M1, 7.50%, 09/25/23	489,284	488,402
Mellon Residential Funding Corp. 2001-HEIL A4, 6.62%, 02/25/21	1,581,133	1,612,010
NationsCredit Grantor Trust 1997-1 A, 6.75%, 08/15/13	1,835	1,860
New Century Home Equity Loan Trust 2004-4 A3, 2.55%, 02/25/35[8]	2,500,000	2,501,250
Newbury Funding CBO Ltd. 2000-1 A3, 5.04%, 02/15/30[4,8]	500,000	405,500
Novastar NIM Trust 2003-N1, 7.39%, 09/26/33[4]	53,954	53,950
Oakwood Mortgage Investors, Inc. 2002-B A1, 2.63%, 05/15/13[8]	416,088	383,140
Option One Mortgage Loan Trust 2003-2 A2, 2.72%, 04/25/33[8]	672,144	673,098
Residential Asset Mortgage Products, Inc. 2002-RZ3 A4, 4.73%, 12/25/31	1,030,728	1,033,325
Residential Asset Mortgage Products, Inc. 2004-RZ3 AII1, 2.59%, 06/25/24[8]	1,855,255	1,854,385
Residential Asset Securities Corp. 2004-KS10 AI1, 2.59%, 10/25/13[8]	1,894,279	1,895,666
Structured Asset Investment Loan Trust 2004-1 A2, 2.62%, 02/25/34[8]	1,480,935	1,482,908
Structured Asset Investment Loan Trust 2004-BNC2 A3, 2.60%, 12/25/13[8]	1,855,480	1,858,380
Structured Asset Receivables Trust 2003-1, 2.18%, 01/21/10[4,8]	1,308,915	1,306,297
Structured Asset Receivables Trust 2003-2, 2.03%, 01/21/09[4,8]	748,963	745,232
Structured Settlements Fund 1999-A A, 7.25%, 12/20/15[4]	203,582	209,276
Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33[4,6]	2,245,834	375,728
Terwin Mortgage Trust 2004-5HE A1A, 2.55%, 06/25/35[8]	1,888,426	1,887,836
Terwin Mortgage Trust 2004-9HE A2, 2.58%, 09/25/34[4,8]	2,142,971	2,143,803
UCFC Home Equity Loan 1998-D MF1, 6.91%, 04/15/30	1,100,000	1,129,820

Total Asset-Backed Securities (Cost $47,283,649)		46,266,021

CORPORATES — 29.56%[2]
Automotive — 5.75%
DaimlerChrysler NA Holding Corp. (MTN), 3.21%, 08/08/06[8]	233,000	235,673
Ford Motor Credit Co. (MTN), 3.38%, 09/28/07[8]	3,255,000	3,233,937
General Motors Acceptance Corp., 4.56%, 12/01/14[8]	3,466,000	3,406,270
Tower Automotive, Inc. 1st Lien Term Loan, 6.38%, 05/24/09[4,8]	997,494	987,319

		7,863,199

Banking — 1.10%
Citicorp Lease, 7.22%, 06/15/05[4]	793,150	807,625
Societe Generale (EMTN), 2.71%, 10/29/49[8]	700,000	696,235

		1,503,860

Communications — 3.47%
Comcast Corp., 7.63%, 02/15/08	1,000,000	1,102,777
CSC Holdings Inc.,
7.88%, 12/15/07	1,000,000	1,077,500
7.25%, 07/15/08	250,000	265,000
Qwest Capital Funding, Inc., 7.75%, 08/15/06	700,000	740,250
Qwest Corp. Bank Loan, 6.50%, 06/30/07[4]	1,500,000	1,566,263

		4,751,790

Electric — 7.45%
Calpine Corp., 7.82%, 07/15/07[4,8]	1,975,000	1,821,938
CenterPoint Energy Resources Corp., 8.13%, 07/15/05	1,300,000	1,334,415
CenterPoint Energy Term Loan, 12.75%, 11/11/05[4]	2,500,000	2,699,500
East Coast Power LLC, 6.74%, 03/31/08	1,370,037	1,439,361
Pinnacle West Capital Corp., 2.96%, 11/01/05[8]	1,400,000	1,400,788
Power Contract Financing LLC, 5.20%, 02/01/06[4]	1,479,602	1,493,734

		10,189,736

Finance — 1.48%
CIT Group Inc., 2.59%, 11/23/07[8]	1,630,000	1,632,289
FINOVA Group Inc., 7.50%, 11/15/09	776,720	384,476

		2,016,765

Health Care — 1.05%
HCA, Inc., 7.13%, 06/01/06	1,380,000	1,432,912

Real Estate Investment Trust (REIT) — 2.38%
Duke Realty Corp., 2.78%, 12/22/06[8]	1,180,000	1,179,240
EOP Operating LP, 3.16%, 10/01/10[8]	1,670,000	1,674,811
HRPT Properties Trust, 6.70%, 02/23/05	400,000	402,004

		3,256,055

Retail — 1.28%
OfficeMax Inc. (MTN), 7.66%, 05/27/05	1,700,000	1,746,750

Secured Assets — 0.38%
Zermatt CBO Ltd. 1A A, 2.49%, 09/01/10[4,8]	542,260	523,823

Transportation — 5.22%
Air 2 US A, 8.03%, 10/01/20[4]	1,849,420	1,667,871
American Airlines, Inc. 2002-1 G, 3.15%, 03/23/09[8]	825,625	827,807
Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	187,114	181,237
Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	496,189	469,519
Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	1,174,688	1,111,732
Delta Air Lines, Inc. 2003-1 G, 2.85%, 07/25/09[8]	971,670	978,302
United Air Lines, Inc. 1997-1 1A, 2.02%, 12/02/14[8]	1,047,127	893,571
United Air Lines, Inc. Term Loan, 6.79%, 06/30/05[4,8]	1,000,000	1,015,000

		7,145,039

Total Corporates (Cost $40,587,395)		40,429,929

MORTGAGE-BACKED — 23.46%[3]
Non-Agency Mortgage-Backed — 15.51%
Banc of America Funding Corp. 2000-1 1A12, 6.75%, 11/20/32	62,079	62,125
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41, 5.19%, 02/25/34[8]	1,496,515	1,496,453
Commercial Mortgage Asset Trust 1999-C1 A1, 6.25%, 01/17/32	1,730,782	1,762,349
DLJ Mortgage Acceptance Corp. 1992-Q4 A2, 5.68%, 07/25/22[8]	40,351	40,307
DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.57%, 06/25/24[4,6]	315,236	388

IMPAC Secured Assets Corp. 1999-2 A9 (IO), 9.00%, 01/25/30[6]	25,169	195
IndyMac INDX Mortgage Loan Trust 2004-AR7 A2, 2.85%, 09/25/34[8]	1,764,401	1,770,159
IndyMac INDX Mortgage Loan Trust 2004-AR12 A1, 2.81%, 12/25/34[8]	1,855,881	1,859,407
Magnus Funding Ltd. 1A B, 3.99%, 06/15/11[4,6,8]	1,119,461	102,543
Mastr Adjustable Rate Mortgages Trust 2004-13 3A2, 3.79%, 11/21/34[8]	1,977,013	1,978,664
Mastr Seasoned Securities Trust 2004-1 4A1, 5.23%, 10/25/32[8]	1,921,578	1,959,030
Residential Accredit Loans, Inc. 2002-QS17 NB1, 6.00%, 11/25/32	537,175	544,314
Residential Asset Mortgage Products, Inc. 2003-SL1 A11, 7.13%, 03/25/16	1,991,612	2,091,214
Residential Funding Mortgage Securities I 2002-S19 A2, 6.00%, 12/25/32	336,845	337,461
Ryland Acceptance Corp. IV 28 1, 11.50%, 12/25/16	5,495	5,620
Structured Asset Securities Corp. 2002-5A 6A, 6.54%, 04/25/32[8]	80,699	83,735
Summit Mortgage Trust 2000-1 B5, 6.04%, 12/28/12[4,8]	3,883	3,868
Terwin Mortgage Trust 2004-13AL 2PX (IO), 0.34%, 08/25/34[4,6]	31,944,192	632,495
Washington Mutual 2002-AR18 A, 4.15%, 01/25/33[8]	954,266	957,612
Washington Mutual 2004-AR12 A4A, 2.43%, 10/25/44[8]	1,860,955	1,859,211
Washington Mutual 2005-AR1 A2A2, 2.65%, 06/25/29[8]	2,200,000	2,203,520
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A, 7.00%, 12/25/33	1,392,252	1,459,145

		21,209,815

U.S. Agency Mortgage-Backed — 7.95%
Fannie Mae 1993-95 SB, 15.05%, 06/25/08[8]	4,772	5,508
Fannie Mae 1997-91 SL (IO), 7.50%, 11/25/23[8]	899,298	169,136
Fannie Mae 2001-60 JZ, 6.00%, 03/25/31	207,904	211,226
Fannie Mae 2002-97 PD, 5.00%, 03/25/22	1,900,000	1,912,481
Fannie Mae 2003-37 IG (IO), 5.50%, 05/25/32	1,580,252	202,939
Fannie Mae 2003-62 IG (IO), 5.00%, 10/25/31	1,000,000	331,896
Fannie Mae 2003-91 IQ (IO), 5.50%, 06/25/26	1,581,618	158,639
Fannie Mae 342 2 (IO), 6.00%, 09/01/33	636,107	130,526
Fannie Mae G-36 ZB, 7.00%, 11/25/21	9,145	9,696
Fannie Mae Pool 646884, 5.59%, 05/01/32[8]	753,348	777,749
Freddie Mac 2 L, 8.00%, 11/25/22	65,519	70,602
Freddie Mac 2080 PJ, 6.50%, 08/15/28	1,330,659	1,385,012
Freddie Mac 2535 LI (IO), 5.50%, 08/15/26	800,000	63,406
Freddie Mac 2557 IM (IO), 5.50%, 03/15/22	1,233,351	59,296
Freddie Mac 2837 WZ, 5.00%, 08/15/19	1,048,214	1,047,060
Freddie Mac 2844 AZ, 5.00%, 11/15/31	2,250,640	2,251,247
Freddie Mac 2845 PI (IO), 5.50%, 02/15/32	1,315,550	148,401
Government National Mortgage Association 2003-75 CI (IO), 5.50%, 01/20/21	2,573,000	212,020
Government National Mortgage Association 2004-34 IA (IO), 5.50%, 12/20/31	1,300,000	186,095
Government National Mortgage Association Pool 80968, 4.00%, 07/20/34[8]	1,529,440	1,546,288

		10,879,223

Total Mortgage-Backed (Cost $33,266,470)		32,089,038

U.S. AGENCY SECURITIES — 0.97%
U.S. Agency Securities — 0.97%
Fannie Mae, 3.25%, 06/28/06	1,331,000	1,331,027

Total U.S. Agency Securities (Cost $1,336,081)		1,331,027

U.S. TREASURY SECURITIES — 3.37%

U.S. Treasury Notes — 3.37%
U.S. Treasury Notes, 1.63%, 10/31/05	4,640,000	4,601,757

Total U.S. Treasury Securities (Cost $4,606,704)		4,601,757

Total Bonds (Cost $127,080,298)		124,717,772

	Shares
COMMON STOCK — 0.74%
Communications — 0.74%
MCI Inc.	50,250	1,013,040

Total Common Stock (Cost $2,934,178)		1,013,040

	Principal Amount
SHORT TERM INVESTMENTS — 8.70%
Money Market RIC — 0.03%
J.P. Morgan Institutional Prime Money Market Fund	$40,530	40,530

U.S. Agency Discount Notes — 8.67%
Fannie Mae,
2.22%[5], 02/16/05[7]	6,934,000	6,914,548

2.23%[5], 02/16/05	281,000	280,212
2.31%[5], 02/16/05[7]	140,000	139,607
2.37%[5], 03/09/05	500,000	497,910
Freddie Mac,
2.20%[5], 01/28/05	2,590,000	2,586,106
2.21%[5], 02/03/05	1,444,000	1,441,258

		11,859,641

Total Short Term Investments (Cost $11,900,811)		11,900,171

Total Investments — 100.63% (Cost $141,915,287)[1]		137,630,983

Liabilities Less Cash and Other Assets — (0.63)%		(864,756)

Net Assets — 100.00%		$136,766,227

SWAPS: TOTAL RETURN

Notional Amount (000’s)		Unrealized Appreciation
20,000	S&P 500 Total Return issued by CS First Boston, (1.91)%[8], Expire 09/30/05	$719,037

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized Appreciation
378	S&P 500 Index, March 2005	$2,935,868
5	S&P Mini, March 2005	(155)

	Net unrealized appreciation	$2,935,713

Notes:

[1]	Cost for Federal income tax purposes is $141,915,287 and net unrealized depreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$668,553
Gross unrealized depreciation	(4,952,857)

Net unrealized depreciation	$(4,284,304)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities that are restricted private placements or exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2004 was $23,387,780 representing 17.10% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
07/01/99	DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.57%, 06/25/24	$51,211	$388	0.00%
01/07/00	IMPAC Secured Assets Corp. 1999-2 A9 (IO), 9.00%, 01/25/30	28,593	195	0.00%
04/11/00	Magnus Funding Ltd. 1A B, 3.99%, 06/15/11	1,044,756	102,543	0.08%
12/11/03	Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33	354,605	375,728	0.27%
07/16/04	Terwin Mortgage Trust 2004-13AL 2PX (IO), 0.34%, 08/25/34	605,889	632,495	0.46%

		$2,085,054	$1,111,349	0.81%

[7]	Securities, or a portion there of, pledged as collateral with a value of $6,405,978 on 378 long S&P Index futures contracts and 5 S&P Mini furtures contacts expiring March 2005.

[8]	Floating rate security. The rate disclosed is that in effect at December 31, 2004.

(EMTN): Euro Medium term note

(IO): Interest only

(MTN): Medium term note

See accompanying notes to schedule of portfolio investments

Metropolitan West Funds

Notes to Schedule of Portfolio Investments

December 31, 2004

(Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at the average of the latest bid and asked prices. The Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of values obtained from yield data relating to investments of securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. However, securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendor’s prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser, in consultation with a market maker, initially selects a proxy comprised of a relevant security (i.e. U.S. Treasury Note) or benchmark (i.e. LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. Once each month the Adviser obtains from one or more dealers an independent review of prices produced by the benchmark system as well as a review of the benchmark selected to adjust the price. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board of Trustees. Debt securities, which mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board of Trustees determines that this method does not represent fair value). S&P 500 futures contracts are valued at the first sale price after 4 p.m. EST on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange that it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

Securities Transactions and Investment Income:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the first-in first-out method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts and premiums on securities are amortized using the interest method.

Cash and cash equivalents:

The Funds have defined cash and cash equivalents as cash in interest bearing and non-interest bearing accounts.

Use of estimates:

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At March 31, 2004 the following Funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expiring in 2009	Expiring in 2009	Expiring in 2009
Low Duration Bond Fund	$1,753,013	$7,389,225	$1,278,315
Total Return Bond Fund	0	0	19,394,109
Alpha Trak 500 Fund	0	0	18,311,413

Post-October Loss:

Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended March 31, 2004, none of the Funds had deferred capital losses.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Metropolitan West Funds

By (Signature and Title)*	/s/ SCOTT B. DUBCHANSKY
Scott B. Dubchansky, Chairman and President
Principal Executive Officer

Date February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ SCOTT B. DUBCHANSKY
Scott B. Dubchansky, Chairman and President
Principal Executive Officer

Date February 28, 2005

By (Signature and Title)*	/s/ JOSEPH D. HATTESOHL
Joseph D. Hattesohl, Treasurer
Principal Financial Officer

Date February 28, 2005

*	Print the name and title of each signing officer under his or her signature.